UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1:	Schedule of Investments

Vanguard Tax-Managed Growth & Income Fund Schedule of Investments March 31, 2007
	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (10.5%)
* Comcast Corp. Class A	767,692	19,922
Time Warner, Inc.	947,637	18,687
Home Depot, Inc.	506,906	18,624
The Walt Disney Co.	508,812	17,518
McDonald's Corp.	298,975	13,469
News Corp., Class A	582,557	13,469
Target Corp.	213,136	12,630
Lowe's Cos., Inc.	377,888	11,900
* Viacom Inc. Class B	169,828	6,982
* Kohl's Corp.	81,271	6,226
Federated Department Stores, Inc.	130,454	5,877
* Starbucks Corp.	186,576	5,851
CBS Corp.	181,128	5,541
The McGraw-Hill Cos., Inc.	88,079	5,538
Carnival Corp.	110,067	5,158
NIKE, Inc. Class B	46,986	4,993
Best Buy Co., Inc.	100,518	4,897
Johnson Controls, Inc.	48,809	4,618
Staples, Inc.	178,340	4,608
* Coach, Inc.	91,909	4,600
J.C. Penney Co., Inc. (Holding Co.)	55,875	4,591
* DIRECTV Group, Inc.	192,300	4,436
Clear Channel Communications, Inc.	123,168	4,316
General Motors Corp.	140,516	4,305
Omnicom Group Inc.	41,461	4,245
Marriott International, Inc. Class A	81,776	4,004
Harrah's Entertainment, Inc.	46,307	3,911
Yum! Brands, Inc.	65,430	3,779
Harley-Davidson, Inc.	63,927	3,756
* Sears Holdings Corp.	20,672	3,724
Ford Motor Co.	470,094	3,709
Hilton Hotels Corp.	96,596	3,474
Starwood Hotels&Resorts Worldwide, Inc.	53,408	3,463
International Game Technology	83,778	3,383
Gannett Co., Inc.	58,325	3,283
* Amazon.com, Inc.	77,221	3,073
TJX Cos., Inc.	113,068	3,048
Nordstrom, Inc.	56,836	3,009
Fortune Brands, Inc.	37,920	2,989
* Bed Bath&Beyond, Inc.	70,414	2,829
Mattel, Inc.	97,616	2,691
* Office Depot, Inc.	68,897	2,421
The Gap, Inc.	130,910	2,253
Limited Brands, Inc.	84,968	2,214
Newell Rubbermaid, Inc.	69,009	2,145
Genuine Parts Co.	42,218	2,069
* IAC/InterActiveCorp	53,863	2,031
VF Corp.	22,402	1,851
Sherwin-Williams Co.	27,634	1,825
H&R Block, Inc.	79,698	1,677
Whirlpool Corp.	19,592	1,664
Dollar General Corp.	77,543	1,640
Eastman Kodak Co.	71,016	1,602
* AutoZone Inc.	12,482	1,599
* Wyndham Worldwide Corp.	46,796	1,598
Harman International Industries, Inc.	16,281	1,564
Abercrombie&Fitch Co.	20,541	1,555
Tiffany&Co	33,683	1,532
* Apollo Group, Inc. Class A	34,577	1,518
D. R. Horton, Inc.	68,115	1,499
Darden Restaurants Inc.	36,211	1,492
Lennar Corp. Class A	34,169	1,442
* Interpublic Group of Cos., Inc.	116,389	1,433
Tribune Co.	44,048	1,414
* The Goodyear Tire&Rubber Co.	44,816	1,398
Pulte Homes, Inc.	52,824	1,398
Polo Ralph Lauren Corp.	15,135	1,334
Black&Decker Corp.	16,186	1,321
Centex Corp.	29,706	1,241
Hasbro, Inc.	40,005	1,145
The Stanley Works	20,566	1,138
Family Dollar Stores, Inc.	37,376	1,107
Liz Claiborne, Inc.	25,738	1,103
Leggett&Platt, Inc.	44,081	999
OfficeMax, Inc.	18,630	983
E.W. Scripps Co. Class A	20,761	928
RadioShack Corp.	33,556	907
* Big Lots Inc.	27,052	846
New York Times Co. Class A	35,502	835
Jones Apparel Group, Inc.	27,140	834
KB Home	19,522	833
* AutoNation, Inc.	36,949	785
Wendy's International, Inc.	23,711	742
Brunswick Corp.	22,566	719
Snap-On Inc.	14,667	705
Circuit City Stores, Inc.	35,000	649
Dow Jones&Co., Inc.	15,918	549
Meredith Corp.	9,525	547
Dillard's Inc.	15,006	491
* Comcast Corp. Special Class A	4,732	121
* Viacom Inc. Class A	1,900	78
CBS Corp. Class A	1,900	58
News Corp., Class B	200	5

		330,963

Consumer Staples (9.6%)
The Procter&Gamble Co.	783,651	49,495
Altria Group, Inc.	521,275	45,773
Wal-Mart Stores, Inc.	610,815	28,678
PepsiCo, Inc.	406,834	25,858
The Coca-Cola Co.	500,317	24,015
CVS/Caremark Corp.	382,239	13,050
Walgreen Co.	248,594	11,408
Anheuser-Busch Cos., Inc.	189,517	9,563
Colgate-Palmolive Co.	127,548	8,519
Kimberly-Clark Corp.	113,302	7,760
Costco Wholesale Corp.	112,202	6,041
Archer-Daniels-Midland Co.	162,514	5,964
Sysco Corp.	153,255	5,185
General Mills, Inc.	85,655	4,987
The Kroger Co.	175,647	4,962
Avon Products, Inc.	109,721	4,088
Safeway, Inc.	109,375	4,007
H.J. Heinz Co.	80,523	3,794
Kellogg Co.	62,273	3,203
ConAgra Foods, Inc.	125,757	3,133
Sara Lee Corp.	181,958	3,079
Reynolds American Inc.	42,600	2,659
The Clorox Co.	37,458	2,386
The Hershey Co.	42,835	2,341
UST, Inc.	39,781	2,306
Wm. Wrigley Jr. Co.	43,694	2,225
Campbell Soup Co.	54,322	2,116
SuperValu Inc.	51,646	2,018
Whole Foods Market, Inc.	35,256	1,581
* Dean Foods Co.	31,900	1,491
The Estee Lauder Cos. Inc. Class A	28,837	1,409
Coca-Cola Enterprises, Inc.	69,160	1,400
Brown-Forman Corp. Class B	19,504	1,279
McCormick&Co., Inc.	32,343	1,246
Kraft Foods Inc.	38,764	1,227
Tyson Foods, Inc.	62,232	1,208
Molson Coors Brewing Co. Class B	11,725	1,109
* Constellation Brands, Inc. Class A	51,875	1,099
The Pepsi Bottling Group, Inc.	33,276	1,061
Wm. Wrigley Jr. Co. Class B	10,623	540

		303,263

Energy (10.1%)
ExxonMobil Corp.	1,414,011	106,687
Chevron Corp.	535,968	39,640
ConocoPhillips Co.	408,327	27,909
Schlumberger Ltd.	292,782	20,231
Occidental Petroleum Corp.	208,180	10,265
Valero Energy Corp.	149,960	9,671
Marathon Oil Corp.	85,939	8,493
Halliburton Co.	248,528	7,888
Devon Energy Corp.	110,306	7,635
* Transocean Inc.	72,739	5,943
Apache Corp.	82,170	5,809
Baker Hughes, Inc.	79,610	5,265
XTO Energy, Inc.	91,351	5,007
Anadarko Petroleum Corp.	114,986	4,942
EOG Resources, Inc.	60,561	4,320
Williams Cos., Inc.	148,435	4,224
Spectra Energy Corp.	155,975	4,097
* Weatherford International Ltd.	84,036	3,790
Hess Corp.	67,151	3,725
* National Oilwell Varco Inc.	43,722	3,401
Chesapeake Energy Corp.	101,516	3,135
Kinder Morgan, Inc.	26,600	2,832
Peabody Energy Corp.	65,780	2,647
Noble Corp.	33,424	2,630
El Paso Corp.	174,220	2,521
Murphy Oil Corp.	46,631	2,490
Smith International, Inc.	49,585	2,383
Sunoco, Inc.	30,288	2,133
* Nabors Industries, Inc.	69,002	2,047
ENSCO International, Inc.	37,500	2,040
BJ Services Co.	72,860	2,033
CONSOL Energy, Inc.	45,419	1,777
Rowan Cos., Inc.	27,486	892

		318,502

Financials (21.6%)
Citigroup, Inc.	1,217,534	62,508
Bank of America Corp.	1,110,710	56,668
American International Group, Inc.	646,104	43,431
JPMorgan Chase&Co	862,612	41,733
Wells Fargo&Co	839,086	28,890
Wachovia Corp.	473,297	26,055
The Goldman Sachs Group, Inc.	102,166	21,111
Morgan Stanley	264,414	20,825
Merrill Lynch&Co., Inc.	219,687	17,942
American Express Co.	296,172	16,704
U.S. Bancorp	439,576	15,372
Fannie Mae	240,425	13,122
MetLife, Inc.	186,996	11,809
Prudential Financial, Inc.	116,368	10,503
Freddie Mac	171,982	10,231
The Allstate Corp.	153,682	9,230
Lehman Brothers Holdings, Inc.	130,696	9,158
Washington Mutual, Inc.	220,584	8,907
The Travelers Cos., Inc.	167,846	8,689
Capital One Financial Corp.	101,886	7,688
The Bank of New York Co., Inc.	187,560	7,606
The Hartford Financial Services Group Inc.	79,540	7,602
SunTrust Banks, Inc.	88,199	7,324
Regions Financial Corp.	181,613	6,424
PNC Financial Services Group	86,043	6,192
Simon Property Group, Inc. REIT	55,077	6,127
AFLAC Inc.	122,249	5,753
BB&T Corp.	134,548	5,519
National City Corp.	147,174	5,482
State Street Corp.	82,860	5,365
Fifth Third Bancorp	138,239	5,348
The Chubb Corp.	101,817	5,261
Loews Corp.	111,864	5,082
Franklin Resources Corp.	41,626	5,030
Countrywide Financial Corp.	146,359	4,924
Charles Schwab Corp.	254,914	4,662
Lincoln National Corp.	68,586	4,649
ACE Ltd.	81,155	4,631
The Chicago Mercantile Exchange	8,659	4,611
Bear Stearns Co., Inc.	29,801	4,481
Mellon Financial Corp.	103,312	4,457
SLM Corp.	101,904	4,168
ProLogis REIT	63,618	4,131
Progressive Corp. of Ohio	184,716	4,030
Marsh&McLennan Cos., Inc.	137,330	4,022
The Principal Financial Group, Inc.	66,618	3,988
Vornado Realty Trust REIT	32,422	3,869
Genworth Financial Inc.	109,626	3,830
KeyCorp	98,222	3,680
Moody's Corp.	58,060	3,603
Equity Residential REIT	72,960	3,519
Boston Properties, Inc. REIT	29,603	3,475
Ameriprise Financial, Inc.	59,742	3,414
XL Capital Ltd. Class A	45,020	3,150
T. Rowe Price Group Inc.	65,880	3,109
Legg Mason Inc.	32,567	3,068
Archstone-Smith Trust REIT	54,699	2,969
Marshall&Ilsley Corp.	63,508	2,941
Public Storage, Inc. REIT	30,553	2,892
Northern Trust Corp.	46,848	2,817
Aon Corp.	73,959	2,807
Kimco Realty Corp. REIT	55,949	2,727
Host Hotels&Resorts Inc. REIT	103,472	2,722
Synovus Financial Corp.	81,172	2,625
Avalonbay Communities, Inc. REIT	19,715	2,563
CIT Group Inc.	47,982	2,539
Comerica, Inc.	39,113	2,312
Zions Bancorp	27,333	2,310
Sovereign Bancorp, Inc.	89,758	2,283
* E*TRADE Financial Corp.	105,601	2,241
Compass Bancshares Inc.	32,446	2,232
M&T Bank Corp.	19,120	2,215
MBIA, Inc.	33,485	2,193
Ambac Financial Group, Inc.	25,300	2,186
Developers Diversified Realty Corp. REIT	31,466	1,979
Unum Group	85,120	1,960
Cincinnati Financial Corp.	42,795	1,815
Safeco Corp.	26,220	1,742
Plum Creek Timber Co. Inc. REIT	44,035	1,736
Hudson City Bancorp, Inc.	123,900	1,695
* Realogy Corp.	54,070	1,601
Torchmark Corp.	24,246	1,590
* CB Richard Ellis Group, Inc.	46,421	1,587
Commerce Bancorp, Inc.	46,471	1,551
Apartment Investment&Management Co. Class A REIT	24,300	1,402
First Horizon National Corp.	31,180	1,295
Huntington Bancshares Inc.	58,428	1,277
MGIC Investment Corp.	20,442	1,204
Janus Capital Group Inc.	47,025	983
Federated Investors, Inc.	22,195	815

		681,968

Health Care (11.9%)
Pfizer Inc.	1,760,122	44,461
Johnson&Johnson	718,797	43,315
Merck&Co., Inc.	538,127	23,769
Abbott Laboratories	383,257	21,386
UnitedHealth Group Inc.	336,421	17,820
Wyeth	334,417	16,731
* Amgen, Inc.	289,993	16,205
Medtronic, Inc.	285,774	14,020
Bristol-Myers Squibb Co.	501,599	13,924
Eli Lilly&Co	244,847	13,151
* WellPoint Inc.	152,188	12,342
Schering-Plough Corp.	369,179	9,418
* Gilead Sciences, Inc.	115,330	8,823
Baxter International, Inc.	161,208	8,491
Cardinal Health, Inc.	99,459	7,256
Aetna Inc.	128,048	5,607
* Medco Health Solutions, Inc.	71,401	5,179
* Zimmer Holdings, Inc.	58,928	5,033
* Celgene Corp.	93,700	4,916
Stryker Corp.	74,000	4,908
* Thermo Fisher Scientific, Inc.	104,294	4,876
Becton, Dickinson&Co	60,952	4,687
McKesson Corp.	73,405	4,297
* Boston Scientific Corp.	293,934	4,274
Allergan, Inc.	38,249	4,239
* Forest Laboratories, Inc.	78,917	4,059
* Genzyme Corp.	65,420	3,927
* Biogen Idec Inc.	84,975	3,771
CIGNA Corp.	24,170	3,448
* St. Jude Medical, Inc.	85,405	3,212
* Express Scripts Inc.	33,744	2,724
Biomet, Inc.	60,866	2,586
AmerisourceBergen Corp.	47,472	2,504
* Humana Inc.	41,459	2,405
* Coventry Health Care Inc.	39,680	2,224
* Laboratory Corp. of America Holdings	30,300	2,201
* MedImmune Inc.	59,096	2,151
C.R. Bard, Inc.	25,714	2,045
Quest Diagnostics, Inc.	39,354	1,963
* Hospira, Inc.	38,794	1,587
* Varian Medical Systems, Inc.	31,949	1,524
* Waters Corp.	25,258	1,465
IMS Health, Inc.	48,904	1,450
Applera Corp.-Applied Biosystems Group	45,647	1,350
Mylan Laboratories, Inc.	60,819	1,286
* Barr Pharmaceuticals Inc.	26,522	1,229
* Patterson Cos	34,240	1,215
* King Pharmaceuticals, Inc.	59,932	1,179
Manor Care, Inc.	18,294	994
* Millipore Corp.	13,274	962
* Tenet Healthcare Corp.	116,417	749
PerkinElmer, Inc.	30,437	737
Bausch&Lomb, Inc.	13,562	694
* Watson Pharmaceuticals, Inc.	25,077	663

		375,432

Industrials (10.9%)
General Electric Co.	2,553,848	90,304
United Parcel Service, Inc.	264,857	18,566
The Boeing Co.	195,923	17,420
United Technologies Corp.	247,325	16,076
Tyco International Ltd.	491,065	15,493
3M Co.	182,263	13,930
Caterpillar, Inc.	160,483	10,757
Honeywell International Inc.	198,714	9,153
Lockheed Martin Corp.	88,214	8,559
Emerson Electric Co.	198,360	8,547
FedEx Corp.	76,297	8,197
General Dynamics Corp.	100,692	7,693
Burlington Northern Santa Fe Corp.	89,186	7,173
Union Pacific Corp.	67,260	6,830
Northrop Grumman Corp.	86,936	6,452
Deere&Co	56,250	6,111
Raytheon Co.	110,755	5,810
Illinois Tool Works, Inc.	102,532	5,291
Norfolk Southern Corp.	98,624	4,990
Waste Management, Inc.	132,230	4,550
PACCAR, Inc.	61,733	4,531
CSX Corp.	108,446	4,343
Danaher Corp.	59,100	4,223
Ingersoll-Rand Co.	76,467	3,316
Eaton Corp.	36,201	3,025
Southwest Airlines Co.	195,786	2,878
Textron, Inc.	31,204	2,802
Rockwell Collins, Inc.	41,792	2,797
ITT Industries, Inc.	45,102	2,721
L-3 Communications Holdings, Inc.	30,877	2,701
Masco Corp.	97,419	2,669
Pitney Bowes, Inc.	54,901	2,492
Dover Corp.	50,906	2,485
Parker Hannifin Corp.	28,647	2,473
Rockwell Automation, Inc.	41,033	2,457
American Standard Cos., Inc.	43,379	2,300
C.H. Robinson Worldwide Inc.	43,022	2,054
Cooper Industries, Inc. Class A	45,366	2,041
R.R. Donnelley&Sons Co.	54,308	1,987
Fluor Corp.	21,854	1,961
Cummins Inc.	12,921	1,870
* Terex Corp.	25,494	1,829
Goodrich Corp.	31,148	1,603
Robert Half International, Inc.	41,801	1,547
* Monster Worldwide Inc.	31,982	1,515
Avery Dennison Corp.	22,691	1,458
W.W. Grainger, Inc.	17,983	1,389
Cintas Corp.	33,702	1,217
Pall Corp.	30,595	1,163
Equifax, Inc.	30,787	1,122
* Allied Waste Industries, Inc.	62,818	791
Ryder System, Inc.	15,004	740
* Raytheon Co. Warrants Exp. 6/16/11	2,287	40

		344,442

Information Technology (14.9%)
Microsoft Corp.	2,140,166	59,646
* Cisco Systems, Inc.	1,500,092	38,297
International Business Machines Corp.	373,984	35,252
Intel Corp.	1,432,255	27,399
Hewlett-Packard Co.	664,714	26,682
* Google Inc.	54,063	24,770
* Apple Computer, Inc.	214,089	19,891
* Oracle Corp.	990,985	17,967
QUALCOMM Inc.	411,412	17,551
* Dell Inc.	563,698	13,083
Texas Instruments, Inc.	358,552	10,792
Motorola, Inc.	593,109	10,480
* Yahoo! Inc.	303,300	9,490
* eBay Inc.	281,900	9,345
* Corning, Inc.	389,483	8,857
* EMC Corp.	523,001	7,244
Automatic Data Processing, Inc.	136,611	6,612
Applied Materials, Inc.	346,655	6,351
* Adobe Systems, Inc.	146,090	6,092
* Sun Microsystems, Inc.	893,531	5,370
First Data Corp.	186,822	5,026
Western Union Co.	191,622	4,206
* Xerox Corp.	235,386	3,976
* Symantec Corp.	229,355	3,968
* Electronic Arts Inc.	76,955	3,875
* Broadcom Corp.	117,045	3,754
Electronic Data Systems Corp.	127,848	3,539
* Agilent Technologies, Inc.	100,947	3,401
* Network Appliance, Inc.	92,418	3,375
Paychex, Inc.	84,275	3,191
* Cognizant Technology Solutions Corp.	35,455	3,130
Analog Devices, Inc.	82,717	2,853
* Juniper Networks, Inc.	141,289	2,781
CA, Inc.	102,235	2,649
KLA-Tencor Corp.	49,659	2,648
* NVIDIA Corp.	88,354	2,543
* SanDisk Corp.	56,485	2,474
Linear Technology Corp.	74,397	2,350
Maxim Integrated Products, Inc.	79,681	2,343
* Intuit, Inc.	84,944	2,324
* Micron Technology, Inc.	187,509	2,265
* Fiserv, Inc.	42,291	2,244
* Computer Sciences Corp.	43,014	2,242
* Autodesk, Inc.	57,633	2,167
Xilinx, Inc.	82,986	2,135
* NCR Corp.	44,479	2,125
Fidelity National Information Services, Inc.	40,493	1,841
* Advanced Micro Devices, Inc.	137,745	1,799
* Altera Corp.	89,291	1,785
* LSI Logic Corp.	166,656	1,740
National Semiconductor Corp.	71,316	1,722
* BMC Software, Inc.	50,585	1,558
* VeriSign, Inc.	60,931	1,531
* Citrix Systems, Inc.	44,900	1,438
* Affiliated Computer Services, Inc. Class A	24,400	1,437
* Lexmark International, Inc.	24,208	1,415
* Avaya Inc.	111,920	1,322
Sabre Holdings Corp.	33,295	1,090
* Tellabs, Inc.	108,715	1,076
* Novellus Systems, Inc.	31,248	1,001
Molex, Inc.	34,922	985
Jabil Circuit, Inc.	45,530	975
* Convergys Corp.	33,800	859
* JDS Uniphase Corp.	51,891	790
* Teradyne, Inc.	46,900	776
* Compuware Corp.	79,776	757
* Unisys Corp.	85,147	718
* Solectron Corp.	226,147	712
* QLogic Corp.	38,980	663
* Novell, Inc.	84,281	608
* Ciena Corp.	21,165	592
Tektronix, Inc.	20,456	576
* ADC Telecommunications, Inc.	28,957	485
* Sanmina-SCI Corp.	130,020	471
* PMC Sierra Inc.	51,181	359
* Agere Systems Inc.	9,120	206

		470,042

Materials (3.1%)
E.I. du Pont de Nemours&Co	229,331	11,336
Dow Chemical Co.	238,009	10,915
Monsanto Co.	134,912	7,415
Alcoa Inc.	215,796	7,315
Freeport-McMoRan Copper&Gold, Inc. Class B	89,837	5,946
Praxair, Inc.	79,884	5,029
Nucor Corp.	74,740	4,868
Newmont Mining Corp. (Holding Co.)	112,048	4,705
Weyerhaeuser Co.	58,228	4,352
International Paper Co.	112,263	4,086
Air Products&Chemicals, Inc.	53,662	3,969
United States Steel Corp.	29,460	2,922
PPG Industries, Inc.	40,804	2,869
Vulcan Materials Co.	23,660	2,756
Allegheny Technologies Inc.	25,400	2,710
Ecolab, Inc.	43,960	1,890
Rohm&Haas Co.	35,357	1,829
Temple-Inland Inc.	26,376	1,576
MeadWestvaco Corp.	45,399	1,400
Sigma-Aldrich Corp.	32,620	1,354
Eastman Chemical Co.	20,862	1,321
Sealed Air Corp.	40,092	1,267
Ball Corp.	25,687	1,178
* Pactiv Corp.	32,677	1,103
Ashland, Inc.	14,027	920
International Flavors&Fragrances, Inc.	19,322	912
Bemis Co., Inc.	25,750	860
* Hercules, Inc.	28,917	565

		97,368

Telecommunication Services (3.7%)
AT&T Inc.	1,550,724	61,145
Verizon Communications Inc.	722,741	27,406
Sprint Nextel Corp.	720,908	13,668
Alltel Corp.	89,300	5,537
* Qwest Communications International Inc.	389,099	3,498
Embarq Corp.	37,385	2,107
Windstream Corp.	117,738	1,730
Citizens Communications Co.	83,659	1,251
CenturyTel, Inc.	27,553	1,245

		117,587

Utilities (3.7%)
Exelon Corp.	166,507	11,441
Dominion Resources, Inc.	86,558	7,684
TXU Corp.	114,060	7,311
Southern Co.	185,808	6,810
Duke Energy Corp.	311,950	6,329
FPL Group, Inc.	100,695	6,160
FirstEnergy Corp.	79,310	5,253
Public Service Enterprise Group, Inc.	62,795	5,214
Entergy Corp.	49,145	5,156
American Electric Power Co., Inc.	98,498	4,802
PG&E Corp.	87,098	4,204
Sempra Energy	65,302	3,984
Edison International	80,979	3,978
PPL Corp.	95,619	3,911
Constellation Energy Group, Inc.	44,876	3,902
* AES Corp.	165,035	3,552
Consolidated Edison Inc.	63,982	3,267
Progress Energy, Inc.	63,890	3,223
Ameren Corp.	51,361	2,583
Xcel Energy, Inc.	101,274	2,500
DTE Energy Co.	43,979	2,107
* Allegheny Energy, Inc.	40,700	2,000
Questar Corp.	21,434	1,912
KeySpan Corp.	43,697	1,798
NiSource, Inc.	68,043	1,663
CenterPoint Energy Inc.	79,507	1,426
Pinnacle West Capital Corp.	24,740	1,194
Integrys Energy Group, Inc.	18,753	1,041
CMS Energy Corp.	54,981	979
TECO Energy, Inc.	52,110	897
* Dynegy, Inc.	93,551	866
Nicor Inc.	11,080	536

		117,683

Total Common Stocks
(Cost $1,997,750)		3,157,250

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 5.288%
(Cost $1,736)	1,735,801	1,736

Total Investments (100.1%)
(Cost $1,999,486)		3,158,986

Other Assets and Liabilities - Net (-0.1%)		(2,683)

Net Assets (100%)		3,156,303

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $1,999,486,000. Net unrealized appreciation of investment securities for tax purposes was $1,159,500,000, consisting of unrealized gains of $1,195,880,000 on securities that had risen in value since their purchase and $36,380,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund Schedule of Investments March 31, 2007
	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (11.7%)
The Walt Disney Co.	660,536	22,742
Time Warner, Inc.	1,151,647	22,710
Home Depot, Inc.	480,000	17,635
News Corp., Class A	760,700	17,587
* Comcast Corp. Class A	669,693	17,379
McDonald's Corp.	369,860	16,662
Lowe's Cos., Inc.	514,000	16,186
Target Corp.	259,900	15,402
* Starbucks Corp.	265,252	8,318
* Kohl's Corp.	103,500	7,929
* Coach, Inc.	156,900	7,853
The McGraw-Hill Cos., Inc.	122,900	7,728
Johnson Controls, Inc.	80,700	7,636
Marriott International, Inc. Class A	144,300	7,065
Best Buy Co., Inc.	142,650	6,950
* Viacom Inc. Class B	164,484	6,762
NIKE, Inc. Class B	63,600	6,758
Yum! Brands, Inc.	114,780	6,630
CBS Corp.	214,484	6,561
Federated Department Stores, Inc.	140,200	6,316
Hilton Hotels Corp.	174,850	6,288
Harley-Davidson, Inc.	107,000	6,286
Harrah's Entertainment, Inc.	73,410	6,199
* DIRECTV Group, Inc.	257,302	5,936
Starwood Hotels & Resorts Worldwide, Inc.	88,624	5,747
International Game Technology	129,600	5,233
* Liberty Media Corp.-Interactive Series A	210,189	5,007
Clear Channel Communications, Inc.	140,636	4,928
* MGM Mirage, Inc.	70,564	4,906
* Bed Bath & Beyond, Inc.	118,717	4,769
* Liberty Media Corp.-Capital Series A	42,037	4,649
Mattel, Inc.	168,032	4,633
* Office Depot, Inc.	129,800	4,561
* AutoZone Inc.	33,300	4,267
The Gap, Inc.	246,487	4,242
Polo Ralph Lauren Corp.	47,100	4,152
Virgin Media Inc.	162,740	4,109
Darden Restaurants Inc.	97,150	4,002
PetSmart, Inc.	119,300	3,932
Abercrombie & Fitch Co.	50,500	3,822
* CarMax, Inc.	148,046	3,633
BorgWarner, Inc.	47,500	3,582
Lamar Advertising Co. Class A	56,186	3,538
Black & Decker Corp.	42,400	3,461
Advance Auto Parts, Inc.	87,600	3,377
Brinker International, Inc.	102,750	3,360
* Amazon.com, Inc.	82,900	3,299
* O'Reilly Automotive, Inc.	93,848	3,106
Liz Claiborne, Inc.	72,400	3,102
Cablevision Systems NY Group Class A	95,544	2,907
Hasbro, Inc.	100,600	2,879
* Sears Holdings Corp.	15,805	2,847
* Mohawk Industries, Inc.	34,700	2,847
Dollar General Corp.	131,987	2,792
D. R. Horton, Inc.	126,366	2,780
E.W. Scripps Co. Class A	62,170	2,778
* AutoNation, Inc.	130,380	2,769
Pulte Homes, Inc.	100,800	2,667
Dillard's Inc.	81,100	2,654
Centex Corp.	63,000	2,632
Thor Industries, Inc.	66,400	2,615
Omnicom Group Inc.	25,300	2,590
* Dollar Tree Stores, Inc.	67,734	2,590
Harman International Industries, Inc.	26,800	2,575
* NVR, Inc.	3,780	2,514
Williams-Sonoma, Inc.	69,100	2,450
* Chico's FAS, Inc.	100,200	2,448
Foot Locker, Inc.	103,900	2,447
Staples, Inc.	94,495	2,442
Harte-Hanks, Inc.	88,400	2,439
Saks Inc.	116,900	2,436
John Wiley & Sons Class A	63,800	2,409
Circuit City Stores, Inc.	129,200	2,394
Jones Apparel Group, Inc.	77,600	2,385
* Apollo Group, Inc. Class A	52,984	2,326
* Liberty Global, Inc. Class A	70,393	2,318
Lennar Corp. Class A	54,600	2,305
* Liberty Global, Inc. Series C	75,207	2,304
American Eagle Outfitters, Inc.	75,991	2,279
* Wyndham Worldwide Corp.	66,385	2,267
Barnes & Noble, Inc.	57,300	2,260
OSI Restaurant Partners, Inc.	53,950	2,131
Weight Watchers International, Inc.	45,200	2,083
Hearst-Argyle Television Inc.	70,100	1,906
International Speedway Corp.	36,764	1,901
* Sirius Satellite Radio, Inc.	591,100	1,892
Gentex Corp.	116,252	1,889
* IAC/InterActiveCorp	49,030	1,849
* Career Education Corp.	60,400	1,842
Brunswick Corp.	56,400	1,796
* The Cheesecake Factory Inc.	66,900	1,783
* R.H. Donnelley Corp.	24,975	1,770
* Toll Brothers, Inc.	64,600	1,769
Washington Post Co. Class B	2,260	1,726
Nordstrom, Inc.	32,300	1,710
* Discovery Holding Co. Class A	86,075	1,647
Ryland Group, Inc.	37,500	1,582
RadioShack Corp.	58,000	1,568
* TRW Automotive Holdings Corp.	40,300	1,403
Idearc Inc.	33,207	1,166
ServiceMaster Co.	66,000	1,016
Limited Brands, Inc.	36,609	954
* Expedia, Inc.	40,649	942
Ford Motor Co.	85,300	673
Sally Beauty Co. Inc.	61,650	567
Lennar Corp. Class B	8,300	327
* Comcast Corp. Special Class A	12,397	316
* Viacom Inc. Class A	6,844	281
CBS Corp. Class A	6,844	209
Wynn Resorts Ltd.	2,000	190
* Hanesbrands Inc.	5,575	164

		481,332

Consumer Staples (9.1%)
The Procter & Gamble Co.	952,277	60,146
Altria Group, Inc.	529,900	46,531
Wal-Mart Stores, Inc.	696,528	32,702
PepsiCo, Inc.	510,700	32,460
The Coca-Cola Co.	461,400	22,147
CVS/Caremark Corp.	556,354	18,994
Walgreen Co.	307,300	14,102
Archer-Daniels-Midland Co.	251,673	9,236
Costco Wholesale Corp.	156,100	8,404
The Kroger Co.	277,400	7,837
Safeway, Inc.	170,462	6,246
Anheuser-Busch Cos., Inc.	120,600	6,085
Kimberly-Clark Corp.	87,496	5,993
Sysco Corp.	163,300	5,524
Colgate-Palmolive Co.	80,200	5,357
Campbell Soup Co.	124,800	4,861
The Hershey Co.	88,500	4,837
Wm. Wrigley Jr. Co.	87,700	4,467
The Clorox Co.	69,120	4,402
The Estee Lauder Cos. Inc. Class A	87,000	4,250
Coca-Cola Enterprises, Inc.	203,400	4,119
Molson Coors Brewing Co. Class B	43,100	4,078
* Dean Foods Co.	86,900	4,062
Tyson Foods, Inc.	204,945	3,978
* Energizer Holdings, Inc.	46,028	3,928
McCormick & Co., Inc.	96,400	3,713
Church & Dwight, Inc.	70,600	3,555
* Constellation Brands, Inc. Class A	164,500	3,484
The Pepsi Bottling Group, Inc.	105,412	3,362
Brown-Forman Corp. Class B	50,717	3,325
* Smithfield Foods, Inc.	110,300	3,303
* Hansen Natural Corp.	81,300	3,080
Corn Products International, Inc.	85,300	3,036
Whole Foods Market, Inc.	65,740	2,948
Hormel Foods Corp.	79,000	2,938
Del Monte Foods Co.	234,800	2,695
Alberto-Culver Co.	105,963	2,424
* Rite Aid Corp.	417,400	2,408
PepsiAmericas, Inc.	99,900	2,230
Kellogg Co.	30,200	1,553
General Mills, Inc.	22,200	1,292
Wm. Wrigley Jr. Co. Class B	20,325	1,033
Sara Lee Corp.	44,600	755
* Bare Escentuals, Inc.	19,504	700
Avon Products, Inc.	18,200	678
ConAgra Foods, Inc.	11,200	279
Reynolds American Inc.	106	7

		373,544

Energy (9.2%)
ExxonMobil Corp.	1,672,934	126,223
Chevron Corp.	553,038	40,903
ConocoPhillips Co.	392,330	26,816
Valero Energy Corp.	196,480	12,671
Devon Energy Corp.	155,722	10,779
Apache Corp.	115,462	8,163
XTO Energy, Inc.	146,033	8,004
Baker Hughes, Inc.	120,680	7,981
Anadarko Petroleum Corp.	171,416	7,367
EOG Resources, Inc.	101,300	7,227
Williams Cos., Inc.	247,700	7,050
Occidental Petroleum Corp.	132,600	6,538
Hess Corp.	109,800	6,091
* National Oilwell Varco Inc.	77,023	5,992
Noble Energy, Inc.	87,600	5,225
Smith International, Inc.	106,800	5,132
Kinder Morgan, Inc.	47,200	5,024
ENSCO International, Inc.	88,000	4,787
* Cameron International Corp.	75,000	4,709
Halliburton Co.	138,200	4,386
Peabody Energy Corp.	106,400	4,282
Marathon Oil Corp.	43,100	4,260
BJ Services Co.	147,100	4,104
* Grant Prideco, Inc.	78,800	3,927
Range Resources Corp.	116,800	3,901
* FMC Technologies Inc.	54,325	3,790
Spectra Energy Corp.	139,896	3,675
Cabot Oil & Gas Corp.	52,100	3,507
Pioneer Natural Resources Co.	78,800	3,397
Frontier Oil Corp.	101,607	3,316
* Newfield Exploration Co.	78,200	3,262
* Pride International, Inc.	106,400	3,203
St. Mary Land & Exploration Co.	75,000	2,751
Rowan Cos., Inc.	80,600	2,617
Pogo Producing Co.	53,800	2,588
Patterson-UTI Energy, Inc.	108,000	2,424
W&T Offshore, Inc.	74,800	2,164
Arch Coal, Inc.	66,500	2,041
* Forest Oil Corp.	45,900	1,532
Cimarex Energy Co.	41,300	1,529
Chesapeake Energy Corp.	25,200	778
Diamond Offshore Drilling, Inc.	5,800	470
* Plains Exploration & Production Co.	8,400	379
Tesoro Petroleum Corp.	2,400	241

		375,206

Financials (20.8%)
Citigroup, Inc.	1,337,344	68,659
Bank of America Corp.	1,197,531	61,098
American International Group, Inc.	667,031	44,838
JPMorgan Chase & Co.	876,189	42,390
Wachovia Corp.	497,991	27,414
Wells Fargo & Co.	793,680	27,326
The Goldman Sachs Group, Inc.	120,400	24,878
Merrill Lynch & Co., Inc.	288,000	23,521
Morgan Stanley	264,800	20,856
American Express Co.	349,800	19,729
Fannie Mae	310,000	16,920
Prudential Financial, Inc.	163,700	14,776
U.S. Bancorp	392,700	13,733
Lehman Brothers Holdings, Inc.	188,138	13,183
Freddie Mac	215,700	12,832
Capital One Financial Corp.	146,500	11,055
MetLife, Inc.	161,621	10,206
Washington Mutual, Inc.	230,482	9,307
Loews Corp.	180,400	8,196
AFLAC Inc.	173,700	8,174
Franklin Resources Corp.	67,100	8,108
State Street Corp.	123,500	7,997
Countrywide Financial Corp.	234,898	7,902
Charles Schwab Corp.	414,000	7,572
The Chicago Mercantile Exchange	14,110	7,513
Bear Stearns Co., Inc.	49,800	7,487
The Travelers Cos., Inc.	140,077	7,252
Progressive Corp. of Ohio	331,900	7,242
The Principal Financial Group, Inc.	113,500	6,795
Moody's Corp.	105,900	6,572
Host Hotels & Resorts Inc. REIT	238,898	6,285
The Allstate Corp.	102,300	6,144
SLM Corp.	140,700	5,755
Ameriprise Financial, Inc.	99,360	5,677
Legg Mason Inc.	59,800	5,634
Marshall & Ilsley Corp.	119,600	5,539
Boston Properties, Inc. REIT	47,000	5,518
Kimco Realty Corp. REIT	112,300	5,473
Public Storage, Inc. REIT	55,500	5,254
ProLogis REIT	80,068	5,199
Sovereign Bancorp, Inc.	197,775	5,031
Ambac Financial Group, Inc.	57,350	4,954
Avalonbay Communities, Inc. REIT	37,200	4,836
Zions Bancorp	55,900	4,725
The Hartford Financial Services Group Inc.	49,200	4,703
M & T Bank Corp.	39,700	4,598
Hudson City Bancorp, Inc.	321,902	4,404
T. Rowe Price Group Inc.	92,978	4,388
* Realogy Corp.	141,881	4,201
Assurant, Inc.	78,300	4,199
Genworth Financial Inc.	119,800	4,186
* CB Richard Ellis Group, Inc.	121,000	4,136
SL Green Realty Corp. REIT	29,900	4,102
Torchmark Corp.	61,400	4,027
Forest City Enterprise Class A	60,400	3,997
Plum Creek Timber Co. Inc. REIT	100,900	3,977
Commerce Bancorp, Inc.	117,900	3,935
Apartment Investment & Management Co. Class A REIT	68,200	3,934
MBIA, Inc.	57,000	3,733
W.R. Berkley Corp.	111,050	3,678
AMB Property Corp. REIT	60,900	3,580
Leucadia National Corp.	121,500	3,575
Investors Financial Services Corp.	61,234	3,561
* Markel Corp.	7,300	3,539
MGIC Investment Corp.	59,500	3,506
Jones Lang LaSalle Inc.	33,200	3,462
Eaton Vance Corp.	96,502	3,439
Janus Capital Group Inc.	164,200	3,433
SEI Investments Co.	56,335	3,393
Radian Group, Inc.	61,720	3,387
The PMI Group Inc.	72,300	3,269
The St. Joe Co.	61,900	3,238
BlackRock, Inc.	20,500	3,204
Brown & Brown, Inc.	116,500	3,148
PNC Financial Services Group	42,995	3,094
City National Corp.	42,000	3,091
Commerce Bancshares, Inc.	63,540	3,070
* Affiliated Managers Group, Inc.	28,300	3,066
Colonial BancGroup, Inc.	123,300	3,052
The Bank of New York Co., Inc.	74,200	3,009
* Alleghany Corp.	8,049	3,007
Camden Property Trust REIT	42,400	2,981
The Hanover Insurance Group Inc.	64,600	2,979
* TD Ameritrade Holding Corp.	196,000	2,916
Reinsurance Group of America, Inc.	50,300	2,903
StanCorp Financial Group, Inc.	59,000	2,901
Webster Financial Corp.	60,200	2,890
HCC Insurance Holdings, Inc.	93,800	2,889
Transatlantic Holdings, Inc.	44,114	2,873
SunTrust Banks, Inc.	33,800	2,807
* E*TRADE Financial Corp.	131,800	2,797
UnionBanCal Corp.	43,800	2,778
East West Bancorp, Inc.	74,957	2,756
Cullen/Frost Bankers, Inc.	52,600	2,753
* CNA Financial Corp.	63,000	2,715
* AmeriCredit Corp.	117,600	2,688
Douglas Emmett, Inc. REIT	105,073	2,683
Raymond James Financial, Inc.	89,650	2,668
People's Bank	57,245	2,542
BOK Financial Corp.	51,171	2,535
Federated Investors, Inc.	68,250	2,506
The First Marblehead Corp.	55,450	2,489
First Citizens BancShares Class A	12,261	2,464
Wesco Financial Corp.	5,280	2,429
The South Financial Group, Inc.	95,367	2,357
* Conseco, Inc.	136,095	2,354
CapitalSource Inc. REIT	90,638	2,278
BB&T Corp.	46,300	1,899
IndyMac Bancorp, Inc.	56,000	1,795
Regions Financial Corp.	49,934	1,766
New York Community Bancorp, Inc.	86,400	1,520
National City Corp.	39,040	1,454
BRE Properties Inc. Class A REIT	21,500	1,358
Simon Property Group, Inc. REIT	10,561	1,175
A.G. Edwards & Sons, Inc.	15,900	1,100
Bank of Hawaii Corp.	20,100	1,066
Synovus Financial Corp.	32,256	1,043
Taubman Co. REIT	11,300	655
The Chubb Corp.	10,400	537
Fifth Third Bancorp	12,300	476
Northern Trust Corp.	6,350	382
American Financial Group, Inc.	10,500	357
Nelnet, Inc.	13,901	333
Unum Group	13,100	302
Wilmington Trust Corp.	3,100	131
Compass Bancshares Inc.	1,100	76
Essex Property Trust, Inc. REIT	300	39
First Horizon National Corp.	300	12

		852,283

Health Care (12.5%)
Johnson & Johnson	841,498	50,709
Pfizer Inc.	1,876,660	47,404
Merck & Co., Inc.	486,900	21,506
* Amgen, Inc.	377,875	21,116
Wyeth	414,500	20,737
UnitedHealth Group Inc.	367,662	19,475
Abbott Laboratories	325,500	18,163
* WellPoint Inc.	200,516	16,262
Medtronic, Inc.	330,400	16,209
* Genentech, Inc.	161,800	13,287
Schering-Plough Corp.	517,700	13,207
* Gilead Sciences, Inc.	162,300	12,416
Cardinal Health, Inc.	145,512	10,615
Bristol-Myers Squibb Co.	344,100	9,552
Eli Lilly & Co.	175,800	9,442
Aetna Inc.	197,988	8,670
* Medco Health Solutions, Inc.	114,321	8,292
* Thermo Fisher Scientific, Inc.	165,993	7,760
* Celgene Corp.	140,500	7,371
Stryker Corp.	109,200	7,242
* Forest Laboratories, Inc.	139,100	7,155
* Zimmer Holdings, Inc.	81,170	6,933
Allergan, Inc.	61,825	6,851
* Biogen Idec Inc.	152,561	6,771
CIGNA Corp.	46,600	6,648
Becton, Dickinson & Co.	80,600	6,197
AmerisourceBergen Corp.	105,200	5,549
* St. Jude Medical, Inc.	139,832	5,259
* Humana Inc.	84,300	4,891
* Laboratory Corp. of America Holdings	66,100	4,801
* Genzyme Corp.	78,200	4,694
* Express Scripts Inc.	57,931	4,676
* Coventry Health Care Inc.	81,025	4,541
Biomet, Inc.	103,175	4,384
McKesson Corp.	73,424	4,298
* Waters Corp.	72,900	4,228
IMS Health, Inc.	135,552	4,020
Quest Diagnostics, Inc.	80,200	4,000
* Health Net Inc.	74,200	3,993
* Henry Schein, Inc.	70,200	3,874
Baxter International, Inc.	73,441	3,868
* Hospira, Inc.	91,940	3,760
Applera Corp.-Applied Biosystems Group	125,300	3,705
DENTSPLY International Inc.	109,200	3,576
Mylan Laboratories, Inc.	164,837	3,485
* Varian Medical Systems, Inc.	72,900	3,477
* Millipore Corp.	46,200	3,348
Pharmaceutical Product Development, Inc.	98,803	3,329
PerkinElmer, Inc.	134,804	3,265
* MedImmune Inc.	84,000	3,057
Beckman Coulter, Inc.	47,600	3,041
* Boston Scientific Corp.	207,945	3,024
* Sepracor Inc.	58,700	2,737
* Barr Pharmaceuticals Inc.	58,025	2,689
* Patterson Cos	73,530	2,610
Universal Health Services Class B	45,300	2,594
* Endo Pharmaceuticals Holdings, Inc.	86,000	2,528
* Lincare Holdings, Inc.	66,500	2,437
C.R. Bard, Inc.	29,300	2,330
* Watson Pharmaceuticals, Inc.	78,500	2,075
Omnicare, Inc.	40,900	1,627
* Kinetic Concepts, Inc.	31,000	1,570
Health Management Associates Class A	135,368	1,471
Cooper Cos., Inc.	28,600	1,391
* King Pharmaceuticals, Inc.	62,700	1,233
* Abraxis Bioscience, Inc.	44,198	1,181
* DaVita, Inc.	4,000	213

		512,819

Industrials (10.8%)
General Electric Co.	2,829,934	100,066
The Boeing Co.	229,570	20,411
United Technologies Corp.	296,600	19,279
3M Co.	154,200	11,785
FedEx Corp.	108,400	11,645
Caterpillar, Inc.	171,100	11,469
Lockheed Martin Corp.	116,800	11,332
General Dynamics Corp.	141,600	10,818
United Parcel Service, Inc.	147,300	10,326
Illinois Tool Works, Inc.	175,200	9,040
Norfolk Southern Corp.	155,200	7,853
CSX Corp.	183,200	7,337
PACCAR, Inc.	97,907	7,186
Waste Management, Inc.	204,297	7,030
Danaher Corp.	97,600	6,974
Precision Castparts Corp.	63,600	6,618
Emerson Electric Co.	142,400	6,136
Rockwell Collins, Inc.	85,600	5,729
Southwest Airlines Co.	373,587	5,492
ITT Industries, Inc.	89,500	5,399
Northrop Grumman Corp.	72,268	5,364
L-3 Communications Holdings, Inc.	60,100	5,257
Parker Hannifin Corp.	60,800	5,248
American Standard Cos., Inc.	95,700	5,074
Honeywell International Inc.	106,800	4,919
Fluor Corp.	51,300	4,603
C.H. Robinson Worldwide Inc.	95,400	4,555
Expeditors International of Washington, Inc.	110,161	4,552
Cummins Inc.	31,200	4,515
Union Pacific Corp.	42,053	4,270
Burlington Northern Santa Fe Corp.	52,198	4,198
The Dun & Bradstreet Corp.	45,200	4,122
Manpower Inc.	54,600	4,028
* Jacobs Engineering Group Inc.	85,000	3,965
Roper Industries Inc.	69,400	3,809
Republic Services, Inc. Class A	133,200	3,706
The Manitowoc Co., Inc.	55,334	3,515
W.W. Grainger, Inc.	45,400	3,507
SPX Corp.	48,300	3,391
Oshkosh Truck Corp.	63,400	3,360
Landstar System, Inc.	72,789	3,337
Ametek, Inc.	94,800	3,274
* Stericycle, Inc.	40,000	3,260
Robert Half International, Inc.	87,500	3,238
Equifax, Inc.	88,300	3,219
J.B. Hunt Transport Services, Inc.	119,800	3,144
Flowserve Corp.	54,800	3,134
Trinity Industries, Inc.	74,511	3,123
* Alliant Techsystems, Inc.	35,400	3,112
Joy Global Inc.	71,300	3,059
Fastenal Co.	85,900	3,011
Con-way, Inc.	60,300	3,005
The Toro Co.	57,400	2,941
IDEX Corp.	57,600	2,931
Donaldson Co., Inc.	80,200	2,895
DRS Technologies, Inc.	54,500	2,843
Carlisle Co., Inc.	65,200	2,799
MSC Industrial Direct Co., Inc. Class A	59,200	2,763
Cintas Corp.	70,766	2,555
Teleflex Inc.	37,000	2,519
* Allied Waste Industries, Inc.	195,300	2,459
Walter Industries, Inc.	97,773	2,420
The Brink's Co.	36,800	2,335
Deere & Co.	13,800	1,499
Graco, Inc.	33,700	1,320
Rockwell Automation, Inc.	20,300	1,215
* YRC Worldwide, Inc.	23,812	958
* Avis Budget Group, Inc.	33,192	907
Raytheon Co.	15,000	787
* Quanta Services, Inc.	28,300	714
Textron, Inc.	4,200	377
* UAL Corp.	9,000	344
* KBR Inc.	9,400	191
Ryder System, Inc.	3,600	178
Pall Corp.	4,500	171
* AMR Corp.	3,100	94
* Raytheon Co. Warrants Exp. 6/16/11	2,285	40

		444,054

Information Technology (15.0%)
Microsoft Corp.	2,337,000	65,132
* Cisco Systems, Inc.	1,816,900	46,385
International Business Machines Corp.	390,458	36,805
* Google Inc.	64,610	29,602
Hewlett-Packard Co.	659,058	26,455
Intel Corp.	1,376,700	26,336
* Apple Computer, Inc.	252,100	23,423
* Oracle Corp.	1,266,134	22,955
QUALCOMM Inc.	384,120	16,387
Texas Instruments, Inc.	496,200	14,936
* Dell Inc.	528,600	12,269
* Corning, Inc.	478,200	10,874
* EMC Corp.	747,800	10,357
* Yahoo! Inc.	325,000	10,169
Applied Materials, Inc.	496,300	9,092
* eBay Inc.	265,420	8,799
Motorola, Inc.	450,546	7,961
* Adobe Systems, Inc.	188,800	7,873
* Sun Microsystems, Inc.	1,229,900	7,392
First Data Corp.	250,995	6,752
* Symantec Corp.	376,453	6,513
* Agilent Technologies, Inc.	166,306	5,603
Western Union Co.	254,695	5,591
* Network Appliance, Inc.	144,963	5,294
* Electronic Arts Inc.	104,800	5,278
* Xerox Corp.	305,400	5,158
* Broadcom Corp.	158,250	5,075
* NCR Corp.	104,574	4,996
Analog Devices, Inc.	144,366	4,979
Automatic Data Processing, Inc.	98,100	4,748
* Fiserv, Inc.	89,450	4,746
CA, Inc.	180,766	4,684
* NVIDIA Corp.	160,300	4,613
Paychex, Inc.	113,185	4,286
KLA-Tencor Corp.	80,300	4,282
* Autodesk, Inc.	109,588	4,120
* Computer Sciences Corp.	78,900	4,113
National Semiconductor Corp.	166,600	4,022
Linear Technology Corp.	124,200	3,923
* Intuit, Inc.	142,600	3,902
* DST Systems, Inc.	51,800	3,895
* LAM Research Corp.	82,108	3,887
* Avnet, Inc.	105,400	3,809
Amphenol Corp.	57,400	3,706
* SanDisk Corp.	83,500	3,657
* Cadence Design Systems, Inc.	173,000	3,643
* Mettler-Toledo International Inc.	40,200	3,601
Microchip Technology, Inc.	100,800	3,581
* Arrow Electronics, Inc.	91,500	3,454
* Affiliated Computer Services, Inc. Class A	58,400	3,439
* Convergys Corp.	131,800	3,349
Maxim Integrated Products, Inc.	113,700	3,343
* Altera Corp.	164,347	3,285
* Iron Mountain, Inc.	122,100	3,190
* Ceridian Corp.	89,900	3,132
Xilinx, Inc.	120,436	3,099
Molex, Inc.	104,756	2,954
* Lexmark International, Inc.	50,300	2,941
* BMC Software, Inc.	95,000	2,925
* Micron Technology, Inc.	234,000	2,827
* Compuware Corp.	294,562	2,795
Fidelity National Information Services, Inc.	61,200	2,782
Fair Isaac, Inc.	71,200	2,754
* Tellabs, Inc.	266,900	2,642
* QLogic Corp.	150,000	2,550
* Ingram Micro, Inc. Class A	125,000	2,414
Total System Services, Inc.	73,550	2,343
* Juniper Networks, Inc.	119,000	2,342
* Synopsys, Inc.	89,121	2,338
* Avaya Inc.	196,100	2,316
* Western Digital Corp.	136,500	2,295
* Citrix Systems, Inc.	71,356	2,286
Intersil Corp.	85,600	2,268
* Advanced Micro Devices, Inc.	173,600	2,267
Global Payments Inc.	63,500	2,163
Jabil Circuit, Inc.	98,100	2,100
* Tech Data Corp.	55,510	1,988
* LSI Logic Corp.	180,700	1,886
* Teradyne, Inc.	110,200	1,823
* Solectron Corp.	495,700	1,561
Sabre Holdings Corp.	43,200	1,415
MoneyGram International, Inc.	48,300	1,341
* Zebra Technologies Corp. Class A	27,257	1,052
* BEA Systems, Inc.	67,300	780
* Sanmina-SCI Corp.	184,046	666
* Novellus Systems, Inc.	13,100	419
MasterCard, Inc. Class A	2,900	308
Harris Corp.	1,800	92
CDW Corp.	1,358	83

		615,666

Materials (3.4%)
Monsanto Co.	195,834	10,763
Freeport-McMoRan Copper & Gold, Inc. Class B	123,954	8,205
Nucor Corp.	125,800	8,193
Alcoa Inc.	231,928	7,862
Praxair, Inc.	123,700	7,788
E.I. du Pont de Nemours & Co.	148,700	7,350
Dow Chemical Co.	159,800	7,328
Newmont Mining Corp. (Holding Co.)	170,856	7,174
United States Steel Corp.	64,400	6,387
Allegheny Technologies Inc.	53,100	5,665
Martin Marietta Materials, Inc.	34,500	4,664
Ecolab, Inc.	101,000	4,343
Sigma-Aldrich Corp.	94,000	3,903
Reliance Steel & Aluminum Co.	77,800	3,766
* Pactiv Corp.	104,300	3,519
Ball Corp.	76,600	3,512
Lyondell Chemical Co.	112,500	3,372
Sealed Air Corp.	106,072	3,352
Celanese Corp. Series A	105,014	3,239
Airgas, Inc.	74,700	3,149
Carpenter Technology Corp.	25,600	3,091
* Owens-Illinois, Inc.	118,100	3,043
Cytec Industries, Inc.	52,200	2,936
Albemarle Corp.	69,200	2,861
Scotts Miracle-Gro Co.	56,400	2,483
Packaging Corp. of America	91,200	2,225
* The Mosaic Co.	81,500	2,173
Westlake Chemical Corp.	77,400	2,101
FMC Corp.	22,400	1,690
Florida Rock Industries, Inc.	18,500	1,245
* Smurfit-Stone Container Corp.	98,400	1,108
Valspar Corp.	23,400	651
Vulcan Materials Co.	5,500	641
Commercial Metals Co.	16,100	505
Nalco Holding Co.	9,300	222

		140,509

Telecommunication Services (3.8%)
AT&T Inc.	1,653,479	65,197
Verizon Communications Inc.	672,642	25,507
Sprint Nextel Corp.	952,467	18,059
Alltel Corp.	146,884	9,107
* Qwest Communications International Inc.	712,279	6,403
* American Tower Corp. Class A	123,800	4,822
Embarq Corp.	84,843	4,781
CenturyTel, Inc.	86,300	3,900
Windstream Corp.	250,657	3,682
Citizens Communications Co.	195,702	2,926
* U.S. Cellular Corp.	38,500	2,828
Telephone & Data Systems, Inc.	40,000	2,385
* Crown Castle International Corp.	58,800	1,889
Telephone & Data Systems, Inc. - Special Common Shares	33,200	1,856
* SBA Communications Corp.	9,502	281

		153,623

Utilities (3.7%)
Exelon Corp.	186,400	12,808
TXU Corp.	161,100	10,327
Constellation Energy Group, Inc.	83,300	7,243
PG&E Corp.	147,000	7,096
Edison International	140,500	6,903
Sempra Energy	111,800	6,821
* AES Corp.	290,400	6,249
* Mirant Corp.	139,898	5,660
* NRG Energy, Inc.	71,500	5,151
* Allegheny Energy, Inc.	95,989	4,717
* Reliant Energy, Inc.	231,300	4,700
Questar Corp.	51,100	4,559
Equitable Resources, Inc.	86,300	4,170
Entergy Corp.	38,500	4,039
CenterPoint Energy Inc.	223,800	4,015
Wisconsin Energy Corp.	81,000	3,930
MDU Resources Group, Inc.	132,750	3,815
FirstEnergy Corp.	55,900	3,703
* Dynegy, Inc.	397,200	3,678
Northeast Utilities	110,600	3,624
CMS Energy Corp.	201,086	3,579
Energen Corp.	69,800	3,552
* Sierra Pacific Resources	191,183	3,323
Duke Energy Corp.	163,592	3,319
Southern Union Co.	108,200	3,288
NSTAR	92,000	3,231
SCANA Corp.	74,200	3,203
Aqua America, Inc.	129,483	2,907
Dominion Resources, Inc.	31,239	2,773
Integrys Energy Group, Inc.	45,281	2,514
Southern Co.	64,200	2,353
DPL Inc.	75,000	2,332
NiSource, Inc.	35,920	878
FPL Group, Inc.	13,101	801
UGI Corp. Holding Co.	8,400	224

		151,485

Total Common Stocks
(Cost $2,351,147)		4,100,521

Temporary Cash Investment (0.2%)

1 Vanguard Market Liquidity Fund, 5.288%
(Cost $6,075)	6,075,023	6,075

Total Investments (100.2%)
(Cost $2,357,222)		4,106,596

Other Assets and Liabilities—Net (-0.2%)		(6,544)

Net Assets (100%)		4,100,052

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $2,357,222,000. Net unrealized appreciation of investment securities for tax purposes was $1,749,374,000, consisting of unrealized gains of $1,776,617,000 on securities that had risen in value since their purchase and $27,243,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund Schedule of Investments March 31, 2007
	Shares	Market Value ($000)

Common Stocks (47.9%)

Consumer Discretionary (5.8%)
Time Warner, Inc.	101,040	1,993
The Walt Disney Co.	52,450	1,806
Home Depot, Inc.	46,700	1,716
* Comcast Corp. Class A	58,549	1,519
McDonald's Corp.	33,009	1,487
News Corp., Class A	62,200	1,438
Target Corp.	23,100	1,369
Lowe's Cos., Inc.	40,800	1,285
* Viacom Inc. Class B	19,758	812
* Starbucks Corp.	22,800	715
* Coach, Inc.	13,700	686
Staples, Inc.	24,355	629
NIKE, Inc. Class B	5,700	606
Marriott International, Inc. Class A	12,300	602
* Kohl's Corp.	7,800	598
CBS Corp.	19,058	583
Federated Department Stores, Inc.	12,400	559
Yum! Brands, Inc.	9,500	549
Hilton Hotels Corp.	15,079	542
Harrah's Entertainment, Inc.	6,382	539
Best Buy Co., Inc.	10,875	530
Harley-Davidson, Inc.	8,900	523
Starwood Hotels & Resorts Worldwide, Inc.	7,801	506
* Sears Holdings Corp.	2,700	486
Nordstrom, Inc.	9,000	476
International Game Technology	11,600	468
* Liberty Media Corp.-Interactive Series A	19,207	458
Mattel, Inc.	16,080	443
* MGM Mirage, Inc.	6,228	433
* Liberty Media Corp.-Capital Series A	3,841	425
* Bed Bath & Beyond, Inc.	10,500	422
* Office Depot, Inc.	11,400	401
* EchoStar Communications Corp. Class A	9,057	393
The Gap, Inc.	21,525	370
Tiffany & Co.	8,100	368
Virgin Media Inc.	14,542	367
Polo Ralph Lauren Corp.	4,100	361
* AutoZone Inc.	2,800	359
Abercrombie & Fitch Co.	4,500	341
Darden Restaurants Inc.	7,750	319
Lamar Advertising Co. Class A	5,000	315
Brinker International, Inc.	9,375	307
Hasbro, Inc.	10,625	304
Black & Decker Corp.	3,700	302
Cablevision Systems NY Group Class A	9,894	301
* Amazon.com, Inc.	7,300	290
* CarMax, Inc.	11,406	280
PetSmart, Inc.	8,400	277
E.W. Scripps Co. Class A	6,100	273
Liz Claiborne, Inc.	6,300	270
* O'Reilly Automotive, Inc.	8,000	265
TJX Cos., Inc.	9,800	264
Clear Channel Communications, Inc.	7,520	264
* Mohawk Industries, Inc.	3,100	254
* AutoNation, Inc.	11,292	240
* NVR, Inc.	350	233
Dillard's Inc.	7,100	232
D. R. Horton, Inc.	10,499	231
Centex Corp.	5,400	226
Pulte Homes, Inc.	8,400	222
Williams-Sonoma, Inc.	6,200	220
Lennar Corp. Class A	5,100	215
Barnes & Noble, Inc.	5,400	213
Saks Inc.	10,200	213
* Apollo Group, Inc. Class A	4,700	206
Ford Motor Co.	26,000	205
Omnicom Group Inc.	2,000	205
* Wyndham Worldwide Corp.	5,919	202
Circuit City Stores, Inc.	10,600	196
Thor Industries, Inc.	4,900	193
Harte-Hanks, Inc.	6,700	185
OSI Restaurant Partners, Inc.	4,650	184
ServiceMaster Co.	11,900	183
BorgWarner, Inc.	2,400	181
Brunswick Corp.	5,600	178
Jones Apparel Group, Inc.	5,800	178
* IAC/InterActiveCorp	4,700	177
Weight Watchers International, Inc.	3,800	175
* Liberty Global, Inc. Class A	5,238	172
* Liberty Global, Inc. Series C	5,446	167
Gentex Corp.	10,200	166
* The Cheesecake Factory Inc.	6,000	160
* Toll Brothers, Inc.	5,800	159
Ryland Group, Inc.	3,500	148
* Discovery Holding Co. Class A	7,682	147
* Career Education Corp.	4,500	137
* Chico's FAS, Inc.	4,200	103
* Expedia, Inc.	3,897	90
Hearst-Argyle Television Inc.	2,900	79
* Comcast Corp. Special Class A	2,322	59
Sally Beauty Co. Inc.	5,450	50
* DIRECTV Group, Inc.	2,171	50
The McGraw-Hill Cos., Inc.	700	44
* R.H. Donnelley Corp.	579	41
Sherwin-Williams Co.	600	40
Foot Locker, Inc.	1,600	38
Limited Brands, Inc.	1,424	37
* Sirius Satellite Radio, Inc.	9,200	29
Harman International Industries, Inc.	300	29
* Dollar Tree Stores, Inc.	750	29
Lennar Corp. Class B	680	27
Fortune Brands, Inc.	300	24
International Speedway Corp.	410	21
RadioShack Corp.	300	8
John Wiley & Sons Class A	200	8
Newell Rubbermaid, Inc.	218	7

		39,410

Consumer Staples (4.2%)
The Procter & Gamble Co.	77,410	4,889
Altria Group, Inc.	42,000	3,688
Wal-Mart Stores, Inc.	60,100	2,822
PepsiCo, Inc.	40,300	2,561
The Coca-Cola Co.	36,700	1,762
CVS/Caremark Corp.	42,298	1,444
Walgreen Co.	27,000	1,239
Costco Wholesale Corp.	14,200	765
Archer-Daniels-Midland Co.	19,921	731
Sysco Corp.	18,800	636
Kimberly-Clark Corp.	9,172	628
Safeway, Inc.	17,134	628
Anheuser-Busch Cos., Inc.	9,000	454
Avon Products, Inc.	10,600	395
* Dean Foods Co.	7,650	358
The Kroger Co.	12,400	350
Tyson Foods, Inc.	18,031	350
The Clorox Co.	5,400	344
* Energizer Holdings, Inc.	3,900	333
* Constellation Brands, Inc. Class A	15,300	324
Colgate-Palmolive Co.	4,800	321
Corn Products International, Inc.	9,000	320
Coca-Cola Enterprises, Inc.	15,500	314
Wm. Wrigley Jr. Co.	6,000	306
The Pepsi Bottling Group, Inc.	9,000	287
* Smithfield Foods, Inc.	9,400	282
Church & Dwight, Inc.	5,500	277
* Hansen Natural Corp.	6,800	258
Whole Foods Market, Inc.	5,600	251
Del Monte Foods Co.	18,000	207
Reynolds American Inc.	3,002	187
PepsiAmericas, Inc.	8,300	185
Kellogg Co.	3,200	165
General Mills, Inc.	2,400	140
* Rite Aid Corp.	22,300	129
Alberto-Culver Co.	5,450	125
Brown-Forman Corp. Class B	1,400	92
Wm. Wrigley Jr. Co. Class B	1,500	76
The Hershey Co.	300	16
The Estee Lauder Cos. Inc. Class A	300	15
Hormel Foods Corp.	300	11
Sara Lee Corp.	500	8
ConAgra Foods, Inc.	100	2

		28,675

Energy (4.5%)
ExxonMobil Corp.	130,094	9,816
Chevron Corp.	45,133	3,338
ConocoPhillips Co.	34,887	2,385
Valero Energy Corp.	16,468	1,062
Devon Energy Corp.	13,046	903
Halliburton Co.	24,200	768
Baker Hughes, Inc.	10,340	684
Apache Corp.	9,646	682
XTO Energy, Inc.	12,233	670
Occidental Petroleum Corp.	13,004	641
Anadarko Petroleum Corp.	14,492	623
Williams Cos., Inc.	19,800	564
EOG Resources, Inc.	7,800	556
* National Oilwell Varco Inc.	6,439	501
Hess Corp.	9,000	499
Tesoro Petroleum Corp.	4,400	442
Noble Energy, Inc.	7,400	441
Smith International, Inc.	9,000	432
* Cameron International Corp.	6,600	414
Peabody Energy Corp.	10,000	402
Kinder Morgan, Inc.	3,700	394
ENSCO International, Inc.	7,200	392
Murphy Oil Corp.	6,700	358
BJ Services Co.	12,200	340
CONSOL Energy, Inc.	8,600	337
* FMC Technologies Inc.	4,803	335
Range Resources Corp.	9,750	326
Marathon Oil Corp.	3,091	305
Pioneer Natural Resources Co.	6,500	280
* Pride International, Inc.	9,300	280
* Newfield Exploration Co.	6,100	254
Arch Coal, Inc.	7,800	239
Rowan Cos., Inc.	6,700	218
Chesapeake Energy Corp.	6,300	195
Pogo Producing Co.	4,000	192
Patterson-UTI Energy, Inc.	8,502	191
Spectra Energy Corp.	6,496	171
El Paso Corp.	2,400	35
Overseas Shipholding Group Inc.	100	6
* Grant Prideco, Inc.	115	6

		30,677

Financials (9.7%)
Citigroup, Inc.	116,797	5,996
Bank of America Corp.	98,435	5,022
American International Group, Inc.	51,006	3,429
JPMorgan Chase & Co.	70,516	3,412
Wachovia Corp.	42,657	2,348
Wells Fargo & Co.	68,000	2,341
The Goldman Sachs Group, Inc.	9,600	1,984
Merrill Lynch & Co., Inc.	23,250	1,899
Morgan Stanley	21,960	1,730
American Express Co.	28,200	1,590
U.S. Bancorp	41,500	1,451
Fannie Mae	25,400	1,386
Prudential Financial, Inc.	13,800	1,246
Lehman Brothers Holdings, Inc.	14,728	1,032
Washington Mutual, Inc.	22,159	895
Capital One Financial Corp.	10,700	807
MetLife, Inc.	12,700	802
AFLAC Inc.	15,200	715
Loews Corp.	15,000	681
Franklin Resources Corp.	5,600	677
Charles Schwab Corp.	34,550	632
State Street Corp.	9,500	615
Countrywide Financial Corp.	18,198	612
Bear Stearns Co., Inc.	3,900	586
Freddie Mac	9,500	565
The Allstate Corp.	9,400	565
Progressive Corp. of Ohio	24,800	541
Moody's Corp.	8,500	528
SLM Corp.	12,700	519
Host Hotels & Resorts Inc. REIT	19,475	512
The Hartford Financial Services Group Inc.	5,200	497
Simon Property Group, Inc. REIT	4,400	490
CIT Group Inc.	8,300	439
Avalonbay Communities, Inc. REIT	3,300	429
The Chicago Mercantile Exchange	800	426
Sovereign Bancorp, Inc.	16,575	422
Ambac Financial Group, Inc.	4,750	410
Ameriprise Financial, Inc.	6,980	399
* Realogy Corp.	13,298	394
ProLogis REIT	6,064	394
Zions Bancorp	4,600	389
M & T Bank Corp.	3,300	382
* CB Richard Ellis Group, Inc.	10,750	367
MBIA, Inc.	5,600	367
The Travelers Cos., Inc.	6,889	357
Genworth Financial Inc.	10,200	356
Torchmark Corp.	5,400	354
Assurant, Inc.	6,400	343
Investors Financial Services Corp.	5,900	343
Forest City Enterprise Class A	4,900	324
SL Green Realty Corp. REIT	2,300	316
Mellon Financial Corp.	7,300	315
Jones Lang LaSalle Inc.	3,000	313
Apartment Investment & Management Co. Class A REIT	5,400	312
Eaton Vance Corp.	8,700	310
AMB Property Corp. REIT	5,200	306
Commerce Bancorp, Inc.	9,100	304
Leucadia National Corp.	10,100	297
The Principal Financial Group, Inc.	4,900	293
* Markel Corp.	600	291
Janus Capital Group Inc.	13,900	291
The PMI Group Inc.	6,400	289
W.R. Berkley Corp.	8,550	283
Radian Group, Inc.	5,100	280
MGIC Investment Corp.	4,700	277
Plum Creek Timber Co. Inc. REIT	6,900	272
HCC Insurance Holdings, Inc.	8,700	268
Legg Mason Inc.	2,800	264
American Financial Group, Inc.	7,650	260
City National Corp.	3,500	258
* Alleghany Corp.	682	255
Reinsurance Group of America, Inc.	4,400	254
BRE Properties Inc. Class A REIT	4,000	253
Jefferies Group, Inc.	8,700	252
The St. Joe Co.	4,800	251
Brown & Brown, Inc.	9,200	249
Raymond James Financial, Inc.	8,350	248
Federated Investors, Inc.	6,700	246
StanCorp Financial Group, Inc.	5,000	246
Camden Property Trust REIT	3,400	239
* CNA Financial Corp.	5,400	233
East West Bancorp, Inc.	6,300	232
Commerce Bancshares, Inc.	4,725	228
* AmeriCredit Corp.	9,800	224
SEI Investments Co.	3,700	223
Marshall & Ilsley Corp.	4,800	222
Webster Financial Corp.	4,600	221
Wesco Financial Corp.	480	221
SunTrust Banks, Inc.	2,600	216
The Bank of New York Co., Inc.	5,300	215
Unum Group	9,100	210
Cullen/Frost Bankers, Inc.	4,000	209
Transatlantic Holdings, Inc.	3,150	205
BB&T Corp.	5,000	205
First Citizens BancShares Class A	967	194
BOK Financial Corp.	3,840	190
* Conseco, Inc.	10,800	187
Regions Financial Corp.	5,000	177
IndyMac Bancorp, Inc.	5,400	173
National City Corp.	3,520	131
Douglas Emmett, Inc. REIT	4,000	102
BlackRock, Inc.	500	78
Safeco Corp.	500	33
The Chubb Corp.	600	31
A.G. Edwards & Sons, Inc.	400	28
First Horizon National Corp.	300	12
CapitalSource Inc. REIT	429	11
PNC Financial Services Group	100	7

		65,710

Health Care (6.0%)
Johnson & Johnson	67,232	4,051
Pfizer Inc.	148,510	3,751
* Amgen, Inc.	31,224	1,745
Merck & Co., Inc.	38,600	1,705
UnitedHealth Group Inc.	31,874	1,688
Medtronic, Inc.	30,500	1,496
Abbott Laboratories	25,200	1,406
* WellPoint Inc.	17,125	1,389
* Genentech, Inc.	13,600	1,117
Schering-Plough Corp.	42,200	1,077
Wyeth	20,900	1,046
* Gilead Sciences, Inc.	13,000	995
Cardinal Health, Inc.	12,390	904
Aetna Inc.	17,276	757
Eli Lilly & Co.	13,300	714
Bristol-Myers Squibb Co.	25,500	708
Stryker Corp.	10,500	696
* Medco Health Solutions, Inc.	9,478	687
* Thermo Fisher Scientific, Inc.	14,003	655
* Zimmer Holdings, Inc.	7,470	638
Allergan, Inc.	5,700	632
McKesson Corp.	10,500	615
* Celgene Corp.	11,400	598
CIGNA Corp.	4,100	585
* Forest Laboratories, Inc.	9,700	499
* Biogen Idec Inc.	11,160	495
AmerisourceBergen Corp.	9,200	485
* Genzyme Corp.	7,400	444
* St. Jude Medical, Inc.	11,368	428
Biomet, Inc.	9,925	422
* Express Scripts Inc.	5,000	404
* Laboratory Corp. of America Holdings	5,500	399
* Coventry Health Care Inc.	7,050	395
Applera Corp.-Applied Biosystems Group	13,100	387
* Humana Inc.	6,500	377
* Waters Corp.	6,400	371
IMS Health, Inc.	11,776	349
Quest Diagnostics, Inc.	6,900	344
Baxter International, Inc.	6,400	337
* Hospira, Inc.	8,060	330
* Varian Medical Systems, Inc.	6,700	320
* Henry Schein, Inc.	5,500	303
* MedImmune Inc.	8,324	303
DENTSPLY International Inc.	9,200	301
Mylan Laboratories, Inc.	14,250	301
Pharmaceutical Product Development, Inc.	8,900	300
Dade Behring Holdings Inc.	6,400	281
* Barr Pharmaceuticals Inc.	5,775	268
* Boston Scientific Corp.	18,300	266
Beckman Coulter, Inc.	4,100	262
* Patterson Cos	6,600	234
* Sepracor Inc.	4,900	228
Omnicare, Inc.	5,700	227
* Lincare Holdings, Inc.	5,700	209
Universal Health Services Class B	3,400	195
* Endo Pharmaceuticals Holdings, Inc.	6,500	191
* Health Net Inc.	2,900	156
Health Management Associates Class A	12,212	133
Becton, Dickinson & Co.	1,684	129
* Millipore Corp.	1,300	94
* Abraxis Bioscience, Inc.	2,950	79
* Watson Pharmaceuticals, Inc.	2,600	69
C.R. Bard, Inc.	400	32
Cooper Cos., Inc.	300	15
Manor Care, Inc.	100	5

		41,022

Industrials (5.2%)
General Electric Co.	226,209	7,999
The Boeing Co.	20,440	1,817
United Technologies Corp.	25,900	1,684
3M Co.	14,600	1,116
Lockheed Martin Corp.	10,600	1,028
FedEx Corp.	8,700	935
General Dynamics Corp.	11,600	886
United Parcel Service, Inc.	12,200	855
Illinois Tool Works, Inc.	14,600	753
Caterpillar, Inc.	10,000	670
Norfolk Southern Corp.	13,200	668
CSX Corp.	15,400	617
Union Pacific Corp.	5,959	605
Precision Castparts Corp.	5,800	603
Waste Management, Inc.	17,301	595
Danaher Corp.	8,150	582
Rockwell Collins, Inc.	6,900	462
ITT Industries, Inc.	7,600	458
Honeywell International Inc.	9,800	451
L-3 Communications Holdings, Inc.	5,100	446
Northrop Grumman Corp.	5,918	439
Southwest Airlines Co.	29,618	435
* Terex Corp.	6,000	431
C.H. Robinson Worldwide Inc.	7,969	381
Fluor Corp.	4,200	377
Emerson Electric Co.	8,400	362
Cummins Inc.	2,500	362
Manpower Inc.	4,900	361
The Dun & Bradstreet Corp.	3,900	356
Expeditors International of Washington, Inc.	8,600	355
Roper Industries Inc.	6,000	329
The Manitowoc Co., Inc.	5,100	324
Republic Services, Inc. Class A	11,400	317
W.W. Grainger, Inc.	4,000	309
Burlington Northern Santa Fe Corp.	3,838	309
* Jacobs Engineering Group Inc.	6,600	308
Trinity Industries, Inc.	7,300	306
Robert Half International, Inc.	8,200	303
The Brink's Co.	4,700	298
* Stericycle, Inc.	3,600	293
SPX Corp.	4,100	288
Ametek, Inc.	8,250	285
* Alliant Techsystems, Inc.	3,200	281
DRS Technologies, Inc.	5,300	277
J.B. Hunt Transport Services, Inc.	10,400	273
Equifax, Inc.	7,400	270
* Armor Holdings, Inc.	4,000	269
The Toro Co.	4,900	251
IDEX Corp.	4,800	244
Oshkosh Truck Corp.	4,600	244
Fastenal Co.	6,700	235
Graco, Inc.	5,900	231
American Standard Cos., Inc.	4,300	228
Parker Hannifin Corp.	2,200	190
Cintas Corp.	4,550	164
Rockwell Automation, Inc.	2,400	144
Landstar System, Inc.	3,007	138
* Allied Waste Industries, Inc.	9,800	123
Walter Industries, Inc.	4,000	99
Adesa, Inc.	3,400	94
* Avis Budget Group, Inc.	2,959	81
Ryder System, Inc.	1,400	69
Deere & Co.	600	65
Carlisle Co., Inc.	1,400	60
Raytheon Co.	1,000	52
PACCAR, Inc.	600	44
Pall Corp.	800	30
Donaldson Co., Inc.	600	22
Pentair, Inc.	500	16

		34,952

Information Technology (7.7%)
Microsoft Corp.	208,200	5,803
* Cisco Systems, Inc.	144,300	3,684
International Business Machines Corp.	35,000	3,299
Hewlett-Packard Co.	69,012	2,770
Intel Corp.	116,900	2,236
* Apple Computer, Inc.	21,100	1,960
QUALCOMM Inc.	41,100	1,753
* Oracle Corp.	94,900	1,721
* Google Inc.	3,700	1,695
Texas Instruments, Inc.	41,900	1,261
Motorola, Inc.	64,506	1,140
* Corning, Inc.	42,200	960
* Yahoo! Inc.	29,200	914
* Dell Inc.	37,700	875
Automatic Data Processing, Inc.	17,100	828
Applied Materials, Inc.	42,700	782
* eBay Inc.	23,400	776
* EMC Corp.	51,900	719
* Adobe Systems, Inc.	17,000	709
First Data Corp.	21,814	587
* Symantec Corp.	31,362	543
Electronic Data Systems Corp.	19,500	540
* Sun Microsystems, Inc.	85,000	511
Western Union Co.	21,814	479
* Network Appliance, Inc.	12,912	472
* Xerox Corp.	27,700	468
* Electronic Arts Inc.	9,043	455
Paychex, Inc.	11,450	434
* Broadcom Corp.	13,350	428
* NCR Corp.	8,936	427
* Fiserv, Inc.	8,025	426
KLA-Tencor Corp.	7,500	400
* NVIDIA Corp.	13,800	397
Analog Devices, Inc.	11,434	394
* Intuit, Inc.	13,800	378
National Semiconductor Corp.	15,300	369
* Autodesk, Inc.	9,400	353
* Agilent Technologies, Inc.	9,844	332
* LAM Research Corp.	7,000	331
Amphenol Corp.	5,000	323
* DST Systems, Inc.	4,200	316
* Mettler-Toledo International Inc.	3,500	313
Microchip Technology, Inc.	8,800	313
* Affiliated Computer Services, Inc. Class A	5,300	312
* BMC Software, Inc.	10,100	311
* Avnet, Inc.	8,500	307
* Arrow Electronics, Inc.	8,100	306
* Computer Sciences Corp.	5,700	297
Maxim Integrated Products, Inc.	10,100	297
Intersil Corp.	11,200	297
* Altera Corp.	14,800	296
* Citrix Systems, Inc.	9,200	295
* Iron Mountain, Inc.	10,575	276
* Lexmark International, Inc.	4,500	263
* Cadence Design Systems, Inc.	12,400	261
Linear Technology Corp.	8,200	259
* Compuware Corp.	26,600	252
Fidelity National Information Services, Inc.	5,500	250
Molex, Inc.	8,466	239
Tektronix, Inc.	8,300	234
* Ingram Micro, Inc. Class A	12,100	234
Fair Isaac, Inc.	5,800	224
* Tellabs, Inc.	22,600	224
* Ceridian Corp.	6,400	223
CDW Corp.	3,600	221
Total System Services, Inc.	6,900	220
* Advanced Micro Devices, Inc.	15,000	196
Jabil Circuit, Inc.	9,100	195
Global Payments Inc.	5,200	177
AVX Corp.	10,700	163
CA, Inc.	5,930	154
* LSI Logic Corp.	14,400	150
* Avaya Inc.	11,300	133
* Teradyne, Inc.	8,000	132
* Synopsys, Inc.	4,800	126
Harris Corp.	2,100	107
* ADC Telecommunications, Inc.	5,528	93
Sabre Holdings Corp.	2,540	83
* Western Digital Corp.	4,800	81
* Convergys Corp.	3,100	79
* Solectron Corp.	24,600	77
Xilinx, Inc.	2,800	72
* BEA Systems, Inc.	6,100	71
* Tech Data Corp.	1,400	50
* Novellus Systems, Inc.	1,000	32
* Micron Technology, Inc.	2,600	31
* Sanmina-SCI Corp.	4,908	18
* Unisys Corp.	200	2

		52,194

Materials (1.6%)
E.I. du Pont de Nemours & Co.	16,900	835
Nucor Corp.	10,600	690
Freeport-McMoRan Copper & Gold, Inc. Class B	10,387	688
Praxair, Inc.	10,500	661
Monsanto Co.	11,708	643
Dow Chemical Co.	13,500	619
United States Steel Corp.	5,500	545
Newmont Mining Corp. (Holding Co.)	12,889	541
Alcoa Inc.	14,588	495
Allegheny Technologies Inc.	4,500	480
Martin Marietta Materials, Inc.	2,700	365
Steel Dynamics, Inc.	8,000	346
Sigma-Aldrich Corp.	8,200	340
Ecolab, Inc.	7,900	340
Reliance Steel & Aluminum Co.	6,400	310
Celanese Corp. Series A	9,900	305
Lyondell Chemical Co.	10,000	300
* Pactiv Corp.	8,700	294
Sealed Air Corp.	9,200	291
Airgas, Inc.	6,000	253
* Owens-Illinois, Inc.	9,800	253
Westlake Chemical Corp.	9,100	247
Scotts Miracle-Gro Co.	5,300	233
Cytec Industries, Inc.	4,100	231
Packaging Corp. of America	7,300	178
Nalco Holding Co.	5,700	136
* Smurfit-Stone Container Corp.	7,388	83
Vulcan Materials Co.	300	35
Albemarle Corp.	600	25
Ball Corp.	500	23
Florida Rock Industries, Inc.	300	20
Ashland, Inc.	300	20

		10,825

Telecommunication Services (1.7%)
AT&T Inc.	131,166	5,172
Verizon Communications Inc.	53,300	2,021
Sprint Nextel Corp.	49,177	932
* Qwest Communications International Inc.	56,200	505
Embarq Corp.	7,458	420
Alltel Corp.	6,630	411
* Crown Castle International Corp.	10,500	337
CenturyTel, Inc.	7,175	324
* SBA Communications Corp.	10,400	307
* NeuStar, Inc. Class A	9,600	273
* U.S. Cellular Corp.	3,450	253
* Level 3 Communications, Inc.	32,200	196
Telephone & Data Systems, Inc.	3,000	179
Telephone & Data Systems, Inc. - Special Common Shar	3,000	168
Windstream Corp.	7,139	105
Citizens Communications Co.	937	14

		11,617

Utilities (1.5%)
Sempra Energy	10,200	622
PG&E Corp.	12,200	589
Edison International	11,600	570
* Mirant Corp.	13,654	552
Exelon Corp.	7,800	536
* AES Corp.	24,000	516
* NRG Energy, Inc.	6,700	483
* Reliant Energy, Inc.	20,800	423
Questar Corp.	4,400	393
* Allegheny Energy, Inc.	7,911	389
CenterPoint Energy Inc.	20,000	359
* Dynegy, Inc.	38,400	356
Equitable Resources, Inc.	7,000	338
MDU Resources Group, Inc.	11,650	335
Wisconsin Energy Corp.	6,800	330
* Sierra Pacific Resources	18,017	313
CMS Energy Corp.	16,901	301
Energen Corp.	5,900	300
Integrys Energy Group, Inc.	5,400	300
Northeast Utilities	8,900	292
TXU Corp.	4,400	282
NSTAR	7,900	277
Duke Energy Corp.	12,992	264
Southern Union Co.	8,400	255
Southern Co.	6,600	242
Dominion Resources, Inc.	2,590	230
Aqua America, Inc.	9,100	204
SCANA Corp.	1,400	60
FirstEnergy Corp.	700	46
NiSource, Inc.	1,077	26

		10,183

Total Common Stocks
(Cost $177,387)		325,265

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (51.4%)

Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/2012 (3)	1,695	1,799

Arizona (1.5%)
Arizona Transp. Board Highway Rev	5.250%	7/1/2012 (Prere.)	1,965	2,110
Arizona Transp. Board Highway Rev	5.250%	7/1/2017	2,215	2,374
Phoenix AZ Civic Improvement Corp. Water System Rev	5.500%	7/1/2015 (3)	5,525	5,982

				10,466

California (2.7%)
California GO	6.000%	2/1/2016	2,000	2,311
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	9/1/2011 (2)	1,535	1,579
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2014 (2)	4,065	4,443
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2015 (2)	3,000	3,279
California State Econ. Recovery Bonds	5.000%	7/1/2015	2,100	2,268
Los Angeles CA USD GO	6.000%	7/1/2008 (3)	1,000	1,030
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2021 (2)	3,000	3,190

				18,100

Colorado (1.8%)
Colorado Dept. of Transp. Rev	5.250%	12/15/2013 (2)(Prere.)	3,750	4,088
Colorado Springs CO Util. System Rev	5.375%	11/15/2013	2,775	2,966
Univ. of Colorado Enterprise System Rev	5.000%	6/1/2023 (3)	5,025	5,336

				12,390

District of Columbia (0.8%)
District of Columbia GO	5.400%	6/1/2007 (2)(Prere.)	455	465
District of Columbia GO	5.500%	6/1/2007 (4)	1,490	1,494
District of Columbia Univ. Rev. (George Washington Univ.)	6.000%	9/15/2011 (1)	3,000	3,187

				5,146

Florida (1.4%)
Florida Turnpike Auth. Rev	5.250%	7/1/2009 (3)	485	499
Florida Turnpike Auth. Rev	5.250%	7/1/2010 (3)	825	848
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.750%	4/2/2007 LOC	800	800
Miami-Dade County FL Water & Sewer Rev. VRDO	3.660%	4/9/2007 (4)	900	900
Seminole County FL Water & Sewer Rev	5.000%	10/1/2023	2,435	2,600
Seminole County FL Water & Sewer Rev	5.000%	10/1/2024	2,805	2,993
Tampa FL Health System Rev. (Catholic Healthcare East)	5.000%	11/15/2009 (1)	1,000	1,031

				9,671

Georgia (1.7%)
Atlanta GA Airport Fac. Rev	5.750%	1/1/2013 (3)	3,370	3,559
Georgia GO	5.500%	7/1/2014	4,000	4,459
Georgia Muni. Electric Power Auth. Rev	6.250%	1/1/2012 (1)	3,000	3,330

				11,348

Hawaii (0.8%)
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	1,870	2,007
Hawaii GO	5.000%	10/1/2024 (1)	3,000	3,180

				5,187

Illinois (1.4%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2012 (3)	2,380	1,983
Illinois GO	5.250%	8/1/2012 (1)	3,700	3,975
Illinois Sales Tax Rev	0.000%	12/15/2016 (2)	5,000	3,372

				9,330

Indiana (0.7%)
Indiana Muni. Power Agency Rev	5.250%	1/1/2015 (1)	4,440	4,770

Louisiana (0.4%)
Louisiana GO	5.500%	5/15/2015 (3)	2,665	2,820

Maryland (2.3%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/2017 (2)	2,240	2,412
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/2018 (2)	2,365	2,537
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/2019 (2)	2,185	2,342
Maryland Dept. of Transp	5.000%	3/1/2013	5,400	5,776
Maryland GO	5.500%	8/1/2008	2,250	2,306

				15,373

Massachusetts (3.8%)
Chelsea MA GO	5.500%	6/15/2011 (2)	740	763
Chelsea MA GO	5.500%	6/15/2012 (2)	735	757
Massachusetts Bay Transp. Auth. Rev	5.125%	3/1/2009 (Prere.)	1,695	1,757
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2022	5,000	5,494
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2025 (1)	2,045	2,399
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2026 (1)	3,500	4,117
Massachusetts GO	5.500%	11/1/2013 (3)	2,000	2,204
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/2012	1,880	2,080
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/2017 (1)	1,000	1,028
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	415	441
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2010	1,365	1,447
Massachusetts Water Resources Auth. Rev	5.250%	8/1/2017 (4)	3,000	3,333

				25,820

Michigan (1.8%)
Detroit MI City School Dist. GO	5.000%	5/1/2011 (3)	3,510	3,679
Mason MI Public School Dist. (School Building & Site) GO	5.250%	5/1/2017 (4)	1,850	2,013
Michigan Building Auth. Rev	5.300%	10/1/2007 (2)(Prere.)	1,250	1,285
Michigan Building Auth. Rev	5.125%	10/15/2008 (Prere.)	3,015	3,082
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	2,110	2,282

				12,341

Minnesota (1.1%)
Minnesota GO	5.000%	11/1/2009	3,685	3,814
Minnesota GO	5.000%	6/1/2012	3,730	3,969

				7,783

Mississippi (0.8%)
Mississippi GO	5.500%	12/1/2018	2,750	3,129
Mississippi GO	5.500%	12/1/2019	2,000	2,283

				5,412

Missouri (1.8%)
Curators of the Univ. of Missouri System Fac. Rev	5.000%	11/1/2026	4,410	4,688
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	6.000%	3/1/2010 (Prere.)	4,000	4,288
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2015 (4)	2,965	3,164

				12,140

Nebraska (0.0%)
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	135	138
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	40	41
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	100	102
Nebraska Public Power Dist. Rev	5.250%	1/1/2010 (1)	25	26
Nebraska Public Power Dist. Rev	5.250%	1/1/2011 (1)	50	51

				358

New Jersey (3.3%)
New Jersey GO	5.000%	7/15/2009	3,000	3,092
New Jersey Transp. Corp. COP	5.500%	9/15/2011 (2)	3,000	3,218
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2007 (Prere.)	250	256
New Jersey Transp. Trust Fund Auth. Rev	5.000%	6/15/2008 (Prere.)	1,555	1,579
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	625	687
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	1,440	1,582
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	330	363
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2020 (3)	4,000	4,596
New Jersey Turnpike Auth. Rev	5.500%	1/1/2025 (2)	5,000	5,869
New Jersey Turnpike Auth. Rev. VRDO	3.630%	4/9/2007 (4)	1,000	1,000

				22,242

New York (3.8%)
Erie County NY GO	6.125%	1/15/2011 (3)	610	663
Hempstead NY GO	5.625%	2/1/2011 (3)	685	696
Huntington NY GO	6.700%	2/1/2010 (3)	375	406
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2009 (2)	2,000	2,095
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2011 (2)	3,000	3,233
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2012 (4)(ETM)	2,000	2,187
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.125%	4/1/2010 (3)(Prere.)	2,110	2,262
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.760%	4/2/2007 (3)	1,100	1,100
New York City NY Transitional Finance Auth. Rev	5.875%	5/1/2010 (Prere.)	3,305	3,553
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2013	2,000	2,159
New York City NY Transitional Finance Auth. Rev. VRDO	3.670%	4/2/2007	100	100
New York State Dormitory Auth. Rev. (State Univ.)	5.375%	5/15/2007 (2)	400	401
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.100%	7/1/2010 (4)	1,500	1,545
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/2014	4,000	4,305
Suffolk County NY GO	5.000%	4/1/2007 (3)	1,120	1,120

				25,825

North Carolina (1.2%)
North Carolina Eastern Muni. Power Agency Rev	5.125%	1/1/2014	2,400	2,530
North Carolina GO	5.000%	6/1/2009	3,500	3,604
North Carolina GO	5.000%	3/1/2020	2,000	2,132

				8,266

Ohio (4.7%)
Butler County OH Transp. Improvement Dist. Rev	6.000%	4/1/2008 (4)(Prere.)	2,250	2,346
Cleveland OH Public Power System Rev	5.000%	11/15/2020 (3)	5,000	5,363
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	1,775	1,822
Ohio Common Schools GO VRDO	3.570%	4/9/2007	400	400
Ohio GO	5.500%	2/1/2019	2,000	2,289
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	3.650%	4/9/2007	3,450	3,450
Ohio Higher Educ. GO	5.000%	2/1/2025	1,160	1,228
Ohio State Conservation Projects GO	5.000%	3/1/2017	3,885	4,161
Ohio Water Dev. Auth. PCR	5.000%	6/1/2017	5,000	5,389
Ohio Water Dev. Auth. Rev	6.000%	12/1/2008 (2)	35	35
Univ. of Akron OH General Receipts Rev. VRDO	3.650%	4/9/2007 (3)	5,240	5,240

				31,723

Oklahoma (0.5%)
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2025 (2)	3,000	3,181

Oregon (0.4%)
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	2,400	2,519

Pennsylvania (1.6%)
Pennsylvania GO	5.250%	2/1/2012 (3)	3,500	3,744
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2008 (2)(Prere.)	115	119
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2009 (2)(ETM)	420	435
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2009 (2)	195	202
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)	30	31
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)(ETM)	310	321
Philadelphia PA Airport Parking Auth	5.750%	9/1/2008 (2)	1,150	1,182
Philadelphia PA School Dist. GO	5.000%	8/1/2020 (2)	3,500	3,715
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/2009 (1)	1,000	1,058

				10,807

Puerto Rico (0.9%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2014 (3)	2,425	2,660
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)	3,000	3,728

				6,388

South Carolina (1.9%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2026	2,610	2,788
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/2024 (3)	4,000	1,926
South Carolina GO	5.000%	7/1/2008	2,250	2,289
South Carolina Transp. Infrastructure Rev	5.250%	10/1/2013 (2)	5,700	6,200

				13,203

Tennessee (1.8%)
Memphis TN Electric System Rev	5.000%	12/1/2010 (1)	2,300	2,408
Metro. Govt. of Nashville & Davidson County TN Water & Sewer Rev	6.500%	1/1/2009 (3)	2,000	2,096
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2016	7,500	8,033

				12,537

Texas (4.5%)
Austin TX Water & Wastewater System Rev	5.750%	5/15/2010 (1)(Prere.)	2,200	2,335
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	2,925	3,049
Dallas TX Civic Center Refunding & Improvement Rev	4.600%	8/15/2009 (1)	110	112
Dallas TX Civic Center Refunding & Improvement Rev	4.700%	8/15/2010 (1)	815	834
Houston TX Water & Sewer System Rev	0.000%	12/1/2008 (2)	2,750	2,583
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)	5.000%	7/1/2008 (4)	1,645	1,671
San Antonio TX Electric & Gas Rev	5.125%	2/1/2009	1,000	1,026
San Antonio TX Electric & Gas Rev	5.000%	2/1/2021	3,405	3,625
San Antonio TX Muni. Drain Util. System Rev	5.250%	2/1/2027 (1)	3,635	3,907
San Antonio TX Water Rev	6.500%	5/15/2010 (1)(ETM)	75	79
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/2016 (2)	5,260	5,709
Texas Muni. Power Agency Rev	0.000%	9/1/2010 (2)(ETM)	160	141
Univ. of Texas Permanent Univ. Fund Rev	5.250%	8/15/2018	4,900	5,469

				30,540

Utah (0.7%)
Salt Lake County UT Building Auth. Lease Rev	5.500%	10/1/2009 (Prere.)	4,340	4,533

Washington (0.6%)
Port of Seattle WA Rev	5.000%	3/1/2020 (1)	3,000	3,183
Washington GO	6.000%	6/1/2012	1,000	1,106

				4,289

Wisconsin (0.4%)
Wisconsin GO	5.750%	5/1/2011 (Prere.)	1,340	1,444
Wisconsin GO	5.750%	5/1/2011 (Prere.)	1,355	1,460

				2,904

Total Municipal Bonds
(Cost $342,849)				349,211

Total Investments (99.3%)
(Cost $520,236)				674,476

Other Assets and Liabilities—Net (0.7%)				4,641

Net Assets (100%)				679,117

* Non-income-producing security.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
REIT - Real Estate Investment Trust.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $520,236,000. Net unrealized appreciation of investment securities for tax purposes was $154,240,000, consisting of unrealized gains of $156,175,000 on securities that had risen in value since their purchase and $1,935,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund Schedule of Investments March 31, 2007
	Shares	Market Value ($000)

Common Stocks (100.1%)

Consumer Discretionary (15.8%)
* NVR, Inc.	17,105	11,375
Phillips-Van Heusen Corp.	193,398	11,372
Men's Wearhouse, Inc.	182,381	8,581
* Jack in the Box Inc.	121,982	8,433
Polaris Industries, Inc.	136,151	6,533
* Sonic Corp.	292,937	6,527
* Panera Bread Co.	109,432	6,463
* Tractor Supply Co.	118,701	6,113
Wolverine World Wide, Inc.	195,861	5,596
* Crocs, Inc.	114,828	5,426
Pool Corp.	149,080	5,337
* Live Nation	231,792	5,113
* Quiksilver, Inc.	420,242	4,875
* CEC Entertainment Inc.	115,922	4,815
Arbitron Inc.	102,371	4,806
* Guitar Center, Inc.	102,111	4,607
CKE Restaurants Inc.	238,146	4,491
* The Gymboree Corp.	112,000	4,488
* The Children's Place Retail Stores, Inc.	80,288	4,477
* Zale Corp.	167,763	4,426
Aaron Rents, Inc.	166,707	4,408
* Fossil, Inc.	159,959	4,234
Brown Shoe Co., Inc.	98,940	4,155
* Tween Brands, Inc.	110,024	3,930
* P.F. Chang's China Bistro, Inc.	92,779	3,886
IHOP Corp.	62,416	3,661
Winnebago Industries, Inc.	107,672	3,621
The Pep Boys (Manny, Moe & Jack)	189,413	3,616
* Rare Hospitality International Inc.	118,653	3,570
Stage Stores, Inc.	152,128	3,546
* Hibbett Sports Inc.	123,760	3,538
* LKQ Corp.	160,253	3,503
* Pinnacle Entertainment, Inc.	120,153	3,493
* Bright Horizons Family Solutions, Inc.	89,906	3,394
* Genesco, Inc.	80,364	3,338
* Select Comfort Corp.	183,441	3,265
* WMS Industries, Inc.	81,591	3,202
Ethan Allen Interiors, Inc.	87,388	3,088
Triarc Cos., Inc. Class B	177,762	3,056
Standard Pacific Corp.	144,700	3,020
* Coinstar, Inc.	95,894	3,001
Sonic Automotive, Inc.	104,669	2,983
* RC2 Corp.	72,937	2,946
* Skechers U.S.A., Inc.	86,700	2,911
* The Dress Barn, Inc.	135,102	2,811
* Deckers Outdoor Corp.	37,816	2,686
Group 1 Automotive, Inc.	66,159	2,631
Oxford Industries, Inc.	52,488	2,595
Christopher & Banks Corp.	132,479	2,579
Kellwood Co.	87,910	2,578
Cato Corp. Class A	109,061	2,551
K-Swiss, Inc.	92,409	2,497
* Papa John's International, Inc.	82,284	2,419
* Jo-Ann Stores, Inc.	85,085	2,319
* Champion Enterprises, Inc.	262,820	2,313
* JAKKS Pacific, Inc.	95,719	2,288
* Red Robin Gourmet Burgers, Inc.	57,800	2,244
* Jos. A. Bank Clothiers, Inc.	62,790	2,220
* Shuffle Master, Inc.	120,782	2,204
* California Pizza Kitchen, Inc.	66,631	2,191
Movado Group, Inc.	70,847	2,086
* K2 Inc.	168,970	2,043
Fred's, Inc.	138,291	2,033
La-Z-Boy Inc.	161,838	2,004
* Blue Nile Inc.	48,530	1,973
The Stride Rite Corp.	126,964	1,954
Finish Line, Inc.	150,614	1,898
* Meritage Corp.	58,600	1,882
UniFirst Corp.	48,800	1,872
* Drew Industries, Inc.	64,777	1,858
* Universal Technical Institute Inc.	79,109	1,826
Building Materials Holding Corp.	100,114	1,813
* Pre-Paid Legal Services, Inc.	35,236	1,766
* Fleetwood Enterprises, Inc.	222,634	1,761
* Sturm, Ruger & Co., Inc.	130,836	1,760
The Marcus Corp.	75,641	1,759
Landry's Restaurants, Inc.	59,361	1,757
* Radio One, Inc. Class D	268,044	1,732
* Hot Topic, Inc.	153,900	1,708
Nautilus Inc.	107,765	1,663
Superior Industries International, Inc.	79,700	1,660
* Steak n Shake Co.	98,203	1,647
* Vertrue Inc.	34,076	1,639
* O'Charley's Inc.	80,415	1,551
Stein Mart, Inc.	94,975	1,550
Tuesday Morning Corp.	102,107	1,515
Monaco Coach Corp.	92,144	1,468
* Ruth's Chris Steak House	60,442	1,231
CPI Corp.	22,428	1,178
* Multimedia Games Inc.	95,401	1,135
Haverty Furniture Cos., Inc.	78,619	1,101
National Presto Industries, Inc.	16,389	1,010
* PetMed Express, Inc.	82,876	982
* Stamps.com Inc.	66,615	957
* Monarch Casino & Resort, Inc.	36,499	949
* Audiovox Corp.	63,974	942
* Midas Inc.	43,354	935
* Keystone Automotive Industries, Inc.	26,695	900
Arctic Cat, Inc.	45,151	880
* 4Kids Entertainment Inc.	46,318	876
Triarc Cos., Inc. Class A	43,900	822
* Cost Plus, Inc.	76,628	766
Standard Motor Products, Inc.	41,930	716
Libbey, Inc.	50,368	706
Bassett Furniture Industries, Inc.	41,229	607
* Russ Berrie and Co., Inc.	41,672	588
Coachmen Industries, Inc.	54,126	570
Skyline Corp.	16,500	557
* Ashworth, Inc.	50,292	381
* Peet's Coffee & Tea Inc.	2,943	81
* Lenox Group, Inc.	900	6
M/I Homes, Inc.	46	1
* MarineMax, Inc.	7	—

		313,400

Consumer Staples (4.3%)
* NBTY, Inc.	194,342	10,308
Corn Products International, Inc.	239,068	8,508
* Ralcorp Holdings, Inc.	96,588	6,211
Flowers Foods, Inc.	177,985	5,370
Delta & Pine Land Co.	125,174	5,157
Longs Drug Stores, Inc.	97,124	5,015
Casey's General Stores, Inc.	173,775	4,346
* Hain Celestial Group, Inc.	135,770	4,083
* Chattem, Inc.	64,751	3,816
* Performance Food Group Co.	120,216	3,711
* TreeHouse Foods Inc.	106,935	3,258
* Playtex Products, Inc.	219,327	2,976
* United Natural Foods, Inc.	96,000	2,941
* Alliance One International, Inc.	304,549	2,811
The Great Atlantic & Pacific Tea Co., Inc.	79,025	2,622
Lance, Inc.	107,110	2,168
Sanderson Farms, Inc.	55,261	2,048
J & J Snack Foods Corp.	47,716	1,884
WD-40 Co.	58,396	1,852
Nash-Finch Co.	47,658	1,642
* USANA Health Sciences, Inc.	34,202	1,603
* Central Garden & Pet Co. Class A	72,154	1,061
Mannatech, Inc.	55,076	885
* Central Garden and Pet Co.	36,077	533
Spartan Stores, Inc.	13,000	348

		85,157

Energy (6.8%)
* Helix Energy Solutions Group, Inc.	313,953	11,707
Frontier Oil Corp.	357,740	11,677
Cabot Oil & Gas Corp.	166,882	11,234
* Unit Corp.	161,174	8,154
* Oceaneering International, Inc.	189,878	7,998
* SEACOR Holdings Inc.	74,157	7,297
* Lone Star Technologies, Inc.	107,777	7,117
Massey Energy Co.	277,185	6,650
* Hydrill Co.	65,623	6,316
* TETRA Technologies, Inc.	249,347	6,161
St. Mary Land & Exploration Co.	163,174	5,985
* Atwood Oceanics, Inc.	93,095	5,464
Penn Virginia Corp.	65,152	4,782
World Fuel Services Corp.	97,829	4,526
* W-H Energy Services, Inc.	86,898	4,062
* Dril-Quip, Inc.	83,510	3,614
* Swift Energy Co.	86,048	3,594
* Input/Output, Inc.	241,550	3,329
CARBO Ceramics Inc.	69,644	3,242
* Petroleum Development Corp.	56,457	3,024
Lufkin Industries, Inc.	53,268	2,993
* Bristow Group, Inc.	80,702	2,942
* Stone Energy Corp.	93,357	2,772

		134,640

Financials (13.8%)
* Philadelphia Consolidated Holding Corp.	198,677	8,740
East West Bancorp, Inc.	211,681	7,783
Whitney Holdings Corp.	229,456	7,017
The South Financial Group, Inc.	261,915	6,475
UCBH Holdings, Inc.	346,104	6,444
First Midwest Bancorp, Inc.	174,015	6,395
Kilroy Realty Corp. REIT	84,590	6,239
Hilb, Rogal and Hamilton Co.	125,569	6,159
Zenith National Insurance Corp.	128,207	6,060
Delphi Financial Group, Inc.	148,193	5,962
* ProAssurance Corp.	114,593	5,861
First Republic Bank	105,718	5,677
Essex Property Trust, Inc. REIT	43,013	5,569
Sterling Financial Corp.	174,881	5,455
Umpqua Holdings Corp.	199,265	5,334
* Investment Technology Group, Inc.	126,900	4,974
Chittenden Corp.	161,711	4,882
Senior Housing Properties Trust REIT	191,215	4,570
LandAmerica Financial Group, Inc.	60,848	4,497
United Bankshares, Inc.	127,367	4,462
* Piper Jaffray Cos., Inc.	71,679	4,440
Downey Financial Corp.	68,036	4,391
Glacier Bancorp, Inc.	179,807	4,323
Cash America International Inc.	103,104	4,227
Entertainment Properties Trust REIT	69,200	4,169
Selective Insurance Group	162,728	4,143
Prosperity Bancshares, Inc.	118,092	4,103
United Community Banks, Inc.	125,000	4,099
MAF Bancorp, Inc.	98,700	4,080
R.L.I. Corp.	74,131	4,072
National Retail Properties REIT	165,032	3,992
Wintrust Financial Corp.	87,710	3,913
Central Pacific Financial Co.	106,850	3,907
Lexington Realty Trust REIT	180,100	3,806
First BanCorp Puerto Rico	286,368	3,797
Provident Bankshares Corp.	112,063	3,682
Boston Private Financial Holdings, Inc.	126,875	3,542
Colonial Properties Trust REIT	71,297	3,256
Inland Real Estate Corp. REIT	176,500	3,237
Infinity Property & Casualty Corp.	69,026	3,235
EastGroup Properties, Inc. REIT	61,054	3,116
PS Business Parks, Inc. REIT	41,787	2,947
Sovran Self Storage, Inc. REIT	52,910	2,932
Sterling Bancshares, Inc.	248,022	2,773
Hanmi Financial Corp.	144,349	2,751
Brookline Bancorp, Inc.	210,634	2,669
* First Federal Financial Corp.	46,857	2,663
Stewart Information Services Corp.	62,339	2,605
United Fire & Casualty Co.	73,179	2,571
* World Acceptance Corp.	63,475	2,536
Financial Federal Corp.	94,707	2,493
* Portfolio Recovery Associates, Inc.	55,475	2,477
Bank Mutual Corp.	214,009	2,433
PrivateBancorp, Inc.	63,537	2,323
Susquehanna Bancshares, Inc.	95,846	2,223
Community Bank System, Inc.	103,638	2,168
Acadia Realty Trust REIT	82,958	2,163
SWS Group, Inc.	84,398	2,094
TrustCo Bank NY	213,531	2,046
Parkway Properties Inc. REIT	38,493	2,011
Safety Insurance Group, Inc.	48,984	1,965
Cascade Bancorp	72,787	1,888
Anchor Bancorp Wisconsin Inc.	62,491	1,772
Fremont General Corp.	233,500	1,618
* LaBranche & Co. Inc.	181,237	1,479
Presidential Life Corp.	74,929	1,478
* Franklin Bank Corp.	81,825	1,462
Independent Bank Corp. (MI)	69,642	1,419
Mid-America Apartment Communities, Inc. REIT	24,783	1,394
First Financial Bancorp	92,169	1,393
BankUnited Financial Corp.	63,100	1,338
Nara Bancorp, Inc.	72,966	1,278
Dime Community Bancshares	95,234	1,260
Irwin Financial Corp.	64,502	1,202
Flagstar Bancorp, Inc.	100,151	1,197
* Tradestation Group Inc.	87,586	1,103
Medical Properties Trust Inc. REIT	56,432	829
BankAtlantic Bancorp, Inc. Class A	75,044	822
* SCPIE Holdings Inc.	35,352	802
First Commonwealth Financial Corp.	45,210	531
Sterling Bancorp	28,846	522
* Rewards Network Inc.	91,639	486
LTC Properties, Inc. REIT	8,900	231
Wilshire Bancorp Inc.	6,833	112
* First Cash Financial Services, Inc.	59	1

		274,545

Health Care (12.6%)
* Cerner Corp.	220,752	12,020
* Respironics, Inc.	252,036	10,583
* Hologic, Inc.	183,536	10,579
* Pediatrix Medical Group, Inc.	167,406	9,552
* IDEXX Laboratories Corp.	107,224	9,396
* Sierra Health Services, Inc.	198,835	8,186
Cooper Cos., Inc.	154,820	7,527
* Immucor Inc.	235,680	6,936
Mentor Corp.	145,555	6,696
* MGI Pharma, Inc.	273,556	6,147
* Sunrise Senior Living, Inc.	153,868	6,081
* Healthways, Inc.	120,721	5,644
* AMERIGROUP Corp.	180,896	5,499
* American Medical Systems Holdings, Inc.	246,209	5,212
Owens & Minor, Inc. Holding Co.	137,966	5,067
* PSS World Medical, Inc.	231,568	4,895
* Biosite Inc.	56,608	4,753
* Dionex Corp.	69,335	4,722
* United Surgical Partners International, Inc.	153,209	4,720
Chemed Corp.	91,076	4,459
* Haemonetics Corp.	92,118	4,307
* Genesis Healthcare Corp.	68,201	4,304
* inVentiv Health, Inc.	103,361	3,958
* Viasys Healthcare Inc.	113,863	3,870
* Regeneron Pharmaceuticals, Inc.	176,292	3,811
Alpharma, Inc. Class A	149,009	3,588
PolyMedica Corp.	80,224	3,396
* PAREXEL International Corp.	94,306	3,392
* Centene Corp.	150,363	3,156
* Integra LifeSciences Holdings	68,200	3,109
* DJ Orthopedics Inc.	80,452	3,049
Analogic Corp.	47,826	3,007
LCA-Vision Inc.	72,380	2,981
* HealthExtras, Inc.	102,131	2,939
* Amedisys Inc.	89,087	2,889
* CONMED Corp.	97,678	2,855
* AmSurg Corp.	103,162	2,526
* Sciele Pharma, Inc.	102,079	2,417
* Dendrite International, Inc.	152,424	2,387
* ArthroCare Corp.	65,191	2,349
Cambrex Corp.	91,887	2,260
* Allscripts Healthcare Solutions, Inc.	81,942	2,197
* ViroPharma Inc.	149,550	2,146
Meridian Bioscience Inc.	74,696	2,074
* ICU Medical, Inc.	51,180	2,006
* Noven Pharmaceuticals, Inc.	85,308	1,979
* Matria Healthcare, Inc.	74,640	1,967
* SurModics, Inc.	54,553	1,964
* Greatbatch, Inc.	76,148	1,942
Invacare Corp.	111,100	1,938
* Savient Pharmaceuticals Inc.	161,154	1,937
* Gentiva Health Services, Inc.	94,115	1,898
* Pharmanet Development Group, Inc.	64,156	1,668
* Enzo Biochem, Inc.	107,467	1,621
Datascope Corp.	43,950	1,591
* Odyssey Healthcare, Inc.	119,185	1,565
Vital Signs, Inc.	26,967	1,402
* Digene Corp.	32,649	1,385
* Cross Country Healthcare, Inc.	75,188	1,371
* Kensey Nash Corp.	40,812	1,245
Option Care, Inc.	92,100	1,225
* Merit Medical Systems, Inc.	95,571	1,199
* Bradley Pharmaceuticals, Inc.	57,245	1,099
* Hooper Holmes, Inc.	234,467	1,048
* RehabCare Group, Inc.	59,924	951
* BioLase Technology, Inc.	81,746	795
* Possis Medical Inc.	60,157	783
* ArQule, Inc.	98,808	737
* Theragenics Corp.	116,204	727
* CryoLife Inc.	76,934	647
* Cyberonics, Inc.	29,535	555
* AMN Healthcare Services, Inc.	21,584	488
* Osteotech, Inc.	60,390	461
* Palomar Medical Technologies, Inc.	7,441	297
* Kendle International Inc.	4,482	159

		250,291

Industrials (17.7%)
The Manitowoc Co., Inc.	214,433	13,623
IDEX Corp.	185,529	9,440
* Kansas City Southern	264,064	9,395
Landstar System, Inc.	194,539	8,918
* Shaw Group, Inc.	280,246	8,763
Acuity Brands, Inc.	155,132	8,445
Belden CDT Inc.	152,724	8,184
* URS Corp.	180,780	7,699
The Toro Co.	142,667	7,310
Watson Wyatt & Co. Holdings	146,835	7,144
Lennox International Inc.	199,918	7,137
* Waste Connections, Inc.	235,261	7,044
* Armor Holdings, Inc.	103,550	6,972
* United Stationers, Inc.	108,955	6,529
* Kirby Corp.	184,364	6,449
* EMCOR Group, Inc.	109,061	6,432
* Moog Inc.	145,111	6,044
Skywest, Inc.	220,027	5,903
Curtiss-Wright Corp.	152,077	5,861
* Gardner Denver Inc.	166,838	5,814
CLARCOR Inc.	177,702	5,651
Baldor Electric Co.	140,766	5,312
Briggs & Stratton Corp.	170,050	5,246
* Ceradyne, Inc.	94,089	5,150
* EGL, Inc.	119,304	4,728
John H. Harland Co.	91,677	4,697
* Teledyne Technologies, Inc.	120,090	4,496
Regal-Beloit Corp.	96,386	4,470
Brady Corp. Class A	142,325	4,441
Watsco, Inc.	83,803	4,280
Woodward Governor Co.	102,356	4,214
Kaydon Corp.	98,162	4,178
* Hub Group, Inc.	142,251	4,124
ABM Industries Inc.	151,792	4,006
Simpson Manufacturing Co.	127,503	3,932
* Esterline Technologies Corp.	88,775	3,646
Albany International Corp.	100,336	3,606
Knight Transportation, Inc.	198,407	3,536
* AAR Corp.	127,291	3,508
Forward Air Corp.	106,073	3,488
Valmont Industries, Inc.	58,886	3,405
* Labor Ready, Inc.	178,292	3,386
Heartland Express, Inc.	206,482	3,279
Universal Forest Products, Inc.	64,815	3,212
Applied Industrial Technology, Inc.	129,112	3,167
Barnes Group, Inc.	137,605	3,166
Watts Water Technologies, Inc.	83,230	3,165
Triumph Group, Inc.	56,486	3,126
* Heidrick & Struggles International, Inc.	63,840	3,093
Arkansas Best Corp.	86,203	3,065
* NCI Building Systems, Inc.	63,900	3,051
* Consolidated Graphics, Inc.	41,082	3,042
A.O. Smith Corp.	79,061	3,022
Viad Corp.	77,191	2,980
Interface, Inc.	181,238	2,898
* Old Dominion Freight Line, Inc.	95,662	2,756
Healthcare Services Group, Inc.	94,549	2,709
G & K Services, Inc. Class A	73,925	2,682
* GenCorp, Inc.	192,986	2,671
* EnPro Industries, Inc.	73,748	2,659
* Astec Industries, Inc.	64,443	2,594
* Tetra Tech, Inc.	131,986	2,516
* Mobile Mini, Inc.	93,596	2,506
* School Specialty, Inc.	64,698	2,336
Administaff, Inc.	63,701	2,242
* Griffon Corp.	90,045	2,229
Tredegar Corp.	97,486	2,222
Cascade Corp.	36,876	2,206
Robbins & Myers, Inc.	58,784	2,192
Apogee Enterprises, Inc.	98,355	1,971
Kaman Corp. Class A	84,304	1,965
* Insituform Technologies Inc. Class A	93,950	1,953
* Spherion Corp.	196,828	1,736
Bowne & Co., Inc.	106,838	1,681
Wabash National Corp.	108,042	1,666
Mueller Industries Inc.	51,795	1,559
EDO Corp.	57,392	1,504
* On Assignment, Inc.	114,815	1,425
Central Parking Corp.	62,060	1,376
CDI Corp.	45,001	1,301
Lindsay Manufacturing Co.	40,442	1,286
Standex International Corp.	42,991	1,226
* Volt Information Sciences Inc.	44,822	1,174
Cubic Corp.	54,236	1,174
* A.S.V., Inc.	71,480	1,091
* Mesa Air Group Inc.	122,897	925
Angelica Corp.	32,878	905
* Lydall, Inc.	56,810	903
Applied Signal Technology, Inc.	41,795	749
Vicor Corp.	68,219	684
Lawson Products, Inc.	16,043	608
The Standard Register Co.	47,437	600
* Magnatek, Inc.	103,465	521
C & D Technologies, Inc.	87,947	442
* Frontier Airlines Holdings, Inc.	53,985	324

		352,141

Information Technology (17.0%)
* Trimble Navigation Ltd.	411,460	11,044
* Hyperion Solutions Corp.	205,420	10,647
* Varian Semiconductor Equipment Associates, Inc.	197,684	10,552
* WebEx Communications, Inc.	151,449	8,611
* FLIR Systems, Inc.	235,654	8,406
FactSet Research Systems Inc.	130,492	8,201
* Anixter International Inc.	117,688	7,760
* THQ Inc.	225,772	7,719
* MICROS Systems, Inc.	139,764	7,546
* ANSYS, Inc.	134,194	6,813
* Kronos, Inc.	110,971	5,937
* Itron, Inc.	88,404	5,750
* Microsemi Corp.	260,013	5,411
* Cymer, Inc.	127,436	5,295
* Benchmark Electronics, Inc.	247,659	5,117
* Take-Two Interactive Software, Inc.	250,931	5,054
* CACI International, Inc.	105,880	4,962
* j2 Global Communications, Inc.	172,956	4,794
* Progress Software Corp.	143,123	4,465
* Brooks Automation, Inc.	259,213	4,445
* eFunds Corp.	162,404	4,330
* Paxar Corp.	142,357	4,086
* ATMI, Inc.	128,202	3,919
* Websense, Inc.	165,980	3,816
Technitrol, Inc.	141,691	3,711
Talx Corp.	108,531	3,596
* Global Imaging Systems, Inc.	181,249	3,534
* Komag, Inc.	106,600	3,489
* Coherent, Inc.	108,798	3,453
* Aeroflex, Inc.	256,003	3,366
* NETGEAR, Inc.	117,492	3,352
* MKS Instruments, Inc.	127,308	3,249
* Skyworks Solutions, Inc.	560,177	3,221
* FEI Co.	89,007	3,210
Daktronics, Inc.	116,957	3,209
United Online, Inc.	226,840	3,183
* Checkpoint Systems, Inc.	134,352	3,179
Cognex Corp.	145,773	3,159
* Littelfuse, Inc.	77,690	3,154
* Comtech Telecommunications Corp.	79,628	3,084
* Epicor Software Corp.	201,378	2,801
* Avid Technology, Inc.	79,997	2,790
* ViaSat, Inc.	84,263	2,778
* InfoSpace, Inc.	107,652	2,763
* Cabot Microelectronics Corp.	82,372	2,760
* Altiris, Inc.	83,587	2,751
* Plexus Corp.	158,259	2,714
* Rogers Corp.	61,126	2,711
* Axcelis Technologies, Inc.	346,441	2,647
* Manhattan Associates, Inc.	94,928	2,604
* Advanced Energy Industries, Inc.	122,645	2,580
MAXIMUS, Inc.	74,366	2,564
* Harmonic, Inc.	258,850	2,542
* SPSS, Inc.	68,006	2,455
MTS Systems Corp.	62,886	2,442
* Diodes Inc.	68,891	2,401
Agilysys, Inc.	105,623	2,373
* Standard Microsystem Corp.	77,555	2,369
Quality Systems, Inc.	58,439	2,338
* C-COR Inc.	168,365	2,334
* Synaptics Inc.	89,813	2,297
* Photronics Inc.	144,587	2,248
* Keane, Inc.	156,094	2,120
* ManTech International Corp.	62,730	2,096
* Veeco Instruments, Inc.	107,302	2,092
* Hutchinson Technology, Inc.	89,234	2,084
* Electro Scientific Industries, Inc.	101,306	1,949
Methode Electronics, Inc. Class A	130,279	1,924
Park Electrochemical Corp.	70,316	1,907
* Sykes Enterprises, Inc.	103,100	1,881
* Brightpoint, Inc.	162,609	1,860
* Blue Coat Systems, Inc.	50,464	1,854
* Kulicke & Soffa Industries, Inc.	199,115	1,842
Inter-Tel, Inc.	74,505	1,761
CTS Corp.	124,725	1,724
* Secure Computing Corp.	222,680	1,715
* Concur Technologies, Inc.	97,080	1,695
* Intevac, Inc.	64,104	1,690
* Exar Corp.	125,705	1,664
* Novatel Wireless, Inc.	102,522	1,644
Bel Fuse, Inc. Class B	41,693	1,614
* Supertex, Inc.	47,817	1,588
* JDA Software Group, Inc.	102,845	1,546
* MapInfo Corp.	75,333	1,516
Cohu, Inc.	79,398	1,493
* Rudolph Technologies, Inc.	85,247	1,487
* Actel Corp.	89,101	1,472
* Ciber, Inc.	186,465	1,467
* Insight Enterprises, Inc.	77,900	1,401
* Symmetricom Inc.	160,284	1,330
X-Rite Inc.	98,132	1,271
Blackbaud, Inc.	51,500	1,258
* LoJack Corp.	64,981	1,233
* RadiSys Corp.	75,449	1,233
* Radiant Systems, Inc.	90,189	1,175
* Digi International, Inc.	87,325	1,109
* Ultratech, Inc.	80,318	1,093
* Arris Group Inc.	77,121	1,086
* Mercury Computer Systems, Inc.	76,437	1,060
* DSP Group Inc.	54,400	1,034
* EPIQ Systems, Inc.	49,709	1,013
* Ditech Networks Inc.	113,475	921
* Pericom Semiconductor Corp.	90,977	890
* Network Equipment Technologies, Inc.	88,267	856
* Gerber Scientific, Inc.	80,633	856
* Kopin Corp.	236,142	798
Keithley Instruments Inc.	50,701	775
* Bankrate, Inc.	21,441	756
* Photon Dynamics, Inc.	59,295	748
* Bell Microproducts Inc.	104,846	671
* Napster, Inc.	154,388	639
* Carreker Corp.	77,696	623
* Tollgrade Communications, Inc.	47,188	593
* Captaris Inc.	100,346	581
* Sonic Solutions, Inc.	39,083	551
* Phoenix Technologies Ltd.	87,826	549
* PC-Tel, Inc.	53,259	542
* Planar Systems, Inc.	60,725	526
Startek, Inc.	38,980	382
* Miva Inc.	97,567	375
* Catapult Communications Corp.	34,315	334
* ScanSource, Inc.	12,114	325
* Neoware Systems, Inc.	22,626	228
* Adaptec, Inc.	15,754	61
* Newport Corp.	3,700	61
Black Box Corp.	1,300	47

		338,760

Materials (5.9%)
Carpenter Technology Corp.	88,259	10,658
Chaparral Steel Co.	161,231	9,379
Cleveland-Cliffs Inc.	142,238	9,105
AptarGroup Inc.	121,784	8,151
* RTI International Metals, Inc.	79,061	7,195
Texas Industries, Inc.	82,767	6,251
H.B. Fuller Co.	207,588	5,661
Quanex Corp.	127,037	5,380
* OM Group, Inc.	102,446	4,577
Rock-Tenn Co.	118,280	3,927
* Century Aluminum Co.	80,292	3,764
Ryerson Tull, Inc.	90,443	3,583
* Brush Engineered Materials Inc.	70,151	3,400
* Headwaters Inc.	144,736	3,162
MacDermid, Inc.	87,426	3,049
Arch Chemicals, Inc.	84,058	2,624
Wausau Paper Corp.	176,334	2,532
AMCOL International Corp.	75,923	2,251
Neenah Paper Inc.	51,546	2,048
Deltic Timber Corp.	42,646	2,045
Tronox Inc. Class B	142,036	1,986
A. Schulman Inc.	83,426	1,966
* PolyOne Corp.	319,616	1,950
Myers Industries, Inc.	102,451	1,914
* Buckeye Technology, Inc.	130,828	1,698
Schweitzer-Mauduit International, Inc.	53,910	1,340
A.M. Castle & Co.	43,860	1,288
Steel Technologies, Inc.	39,843	1,179
Chesapeake Corp. of Virginia	69,473	1,049
Quaker Chemical Corp.	35,127	836
* Omnova Solutions Inc.	146,540	800
Georgia Gulf Corp.	48,900	793
Penford Corp.	31,421	633
* Pope & Talbot, Inc.	56,240	380
* Caraustar Industries, Inc.	55,054	346
* Material Sciences Corp.	16,180	161

		117,061

Telecommunication Services (0.2%)
* General Communication, Inc.	161,983	2,268
CT Communications, Inc.	69,738	1,681
Citizens Communications Co.	57,204	855

		4,804

Utilities (5.2%)
Energen Corp.	253,638	12,908
Southern Union Co.	374,859	11,392
Atmos Energy Corp.	304,825	9,535
UGI Corp. Holding Co.	336,734	8,994
Piedmont Natural Gas, Inc.	259,905	6,856
Southwest Gas Corp.	144,524	5,618
Cleco Corp.	198,476	5,127
ALLETE, Inc.	105,763	4,931
New Jersey Resources Corp.	96,467	4,828
UniSource Energy Corp.	121,303	4,555
* El Paso Electric Co.	167,294	4,408
Avista Corp.	181,745	4,404
Northwest Natural Gas Co.	94,959	4,337
South Jersey Industries, Inc.	100,909	3,840
UIL Holdings Corp.	70,426	2,444
CH Energy Group, Inc.	47,073	2,292
American States Water Co.	59,343	2,188
The Laclede Group, Inc.	52,807	1,641
Central Vermont Public Service Corp.	37,509	1,081
Cascade Natural Gas Corp.	40,232	1,060
Green Mountain Power Corp.	18,419	642

		103,081

Exchange-Traded Fund (0.8%)
1 Vanguard REIT ETF	200,000	15,816

Total Common Stocks
(Cost $1,229,166)		1,989,696

Temporary Cash Investment (0.1%)

2 Vanguard Market Liquidity Fund, 5.288%
(Cost $2,020)	2,020,495	2,020

Total Investments (100.2%)
(Cost $1,231,186)		1,991,716

Other Assets and Liabilities—Net (-0.2%)		(4,779)

Net Assets (100%)		1,986,937

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT-Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $1,231,186,000. Net unrealized appreciation of investment securities for tax purposes was $760,530,000, consisting of unrealized gains of $765,133,000 on securities that had risen in value since their purchase and $4,603,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund Schedule of Investments March 31, 2007
	Shares	Market Value ($000)

Common Stocks (99.9%)

Australia (5.7%)
BHP Billiton Ltd.	549,949	13,301
National Australia Bank Ltd.	257,388	8,381
Commonwealth Bank of Australia	204,067	8,273
Australia & New Zealand Bank Group Ltd.	290,941	6,971
Westpac Banking Corp., Ltd.	292,771	6,225
Woolworths Ltd.	192,305	4,216
QBE Insurance Group Ltd.	134,284	3,415
Rio Tinto Ltd.	46,902	2,980
Macquarie Bank Ltd.	40,986	2,735
Brambles Ltd.	247,343	2,717
AMP Ltd.	307,301	2,576
Coles Group Ltd.	184,030	2,412
Woodside Petroleum Ltd.	75,918	2,408
Suncorp-Metway Ltd.	139,136	2,333
Rinker Group Ltd.	146,936	2,137
CSL Ltd.	30,388	2,017
Wesfarmers Ltd.	63,560	1,935
Foster's Group Ltd.	335,041	1,851
Telstra Corp. Ltd.	483,889	1,823
Toll Holdings Ltd.	90,802	1,502
Insurance Australia Group Ltd.	294,084	1,391
Tabcorp Holdings Ltd.	90,741	1,209
Alumina Ltd.	200,659	1,184
Newcrest Mining Ltd.	59,765	1,148
Orica Ltd.	55,641	1,137
Zinifex Ltd.	87,219	1,108
Origin Energy Ltd.	151,395	1,101
BlueScope Steel Ltd.	127,131	1,077
Lend Lease Corp.	64,551	1,041
Telstra Corp. Installment Receipt Exp. 3/31/08	400,235	1,038
Alinta Ltd.	88,540	1,037
Australian Stock Exchange Ltd.	29,080	1,032
AGL Energy Ltd.	77,421	1,007
Amcor Ltd.	158,432	964
Transurban Group	151,948	952
Babcock & Brown Ltd.	41,689	924
AXA Asia Pacific Holdings Ltd.	157,607	918
Santos Ltd.	108,775	886
Tattersall's Ltd.	212,839	884
Aristocrat Leisure Ltd.	63,633	841
Qantas Airways Ltd.	181,892	769
Boral Ltd.	113,754	756
Leighton Holdings Ltd.	27,561	745
Computershare Ltd.	84,555	740
Coca-Cola Amatil Ltd.	101,731	722
John Fairfax Holdings Ltd.	176,006	707
WorleyParsons Ltd.	31,720	706
* Paladin Resources Ltd.	85,992	670
Sonic Healthcare Ltd.	51,234	609
James Hardie Industries NV	90,006	607
Cochlear Ltd.	10,933	570
Caltex Australia Ltd.	27,021	519
Perpetual Trustees Australia Ltd.	8,173	512
CSR Ltd.	184,450	507
OneSteel Ltd.	119,415	497
Goodman Fielder Ltd.	241,247	475
Publishing & Broadcasting Ltd.	29,471	472
Macquarie Airports Group	146,209	471
Billabong International Ltd.	34,342	463
Harvey Norman Holdings Ltd.	120,957	460
ABC Learning Centres Ltd.	77,911	457
Lion Nathan Ltd.	62,429	446
Symbion Health Ltd.	145,718	426
Macquarie Communications Infrastructure Group	72,283	382
Downer EDI Ltd.	68,785	378
Challenger Financial Services Group Ltd.	95,966	369
Paperlinx Ltd.	107,186	360
Ansell Ltd.	38,408	359
APN News & Media Ltd.	65,745	312
Futuris Corp., Ltd.	177,109	309
Pacific Brands Ltd.	123,807	307
Iluka Resources Ltd.	61,086	291
* Suncorp-Metway Ltd. Rights 4/20/07	12,544	54

		117,514

Austria (0.6%)
Erste Bank der Oesterreichischen Sparkassen AG	30,600	2,375
OMV AG	27,193	1,713
Telekom Austria AG	58,704	1,470
* Meinl European Land Ltd.	51,201	1,420
Voestalpine AG	15,443	1,117
Raiffeisen International Bank-Holding AG	6,156	870
Wienerberger AG	12,820	801
Boehler-Uddeholm AG	8,323	799
Oesterreichische Elektrizitaetswirtschafts AG Class A	15,348	687
Andritz AG	2,028	507
Wiener Staedtische Allgemeine Versicherung AG	6,571	465
* BETandWIN.com Interactive Entertainment AG	6,928	332
* RHI AG	6,705	331
Mayr-Melnhof Karton AG	1,375	306
Flughafen Wien AG	2,101	205

		13,398

Belgium (1.3%)
Fortis	183,652	8,369
KBC Bank & Verzekerings Holding	28,901	3,586
Dexia	91,376	2,721
InBev	27,712	2,004
Solvay SA	10,695	1,643
Belgacom SA	25,834	1,149
Delhaize Group	11,051	1,016
UCB SA	15,549	903
Umicore	4,545	808
Colruyt NV	3,106	709
Mobistar SA	5,608	474
Agfa Gevaert NV	19,780	446
Bekaert NV	2,850	388
Compagnie Maritime Belge SA	5,589	372
Cofinimmo	1,641	341
D'Ieteren SA	793	326
Euronav SA	7,712	259
Omega Pharma SA	2,985	231
Barco NV	1,397	128

		25,873

Denmark (0.9%)
Danske Bank A/S	77,846	3,596
Novo Nordisk A/S B Shares	36,794	3,343
* Vestas Wind Systems A/S	29,905	1,661
AP Moller-Maersk A/S	160	1,655
Novozymes A/S	8,524	757
Danisco A/S	9,129	714
* Topdanmark A/S	3,500	672
Carlsberg A/S B Shares	6,206	672
* Jyske Bank A/S	7,335	587
DSV, De Sammensluttede Vognmaend A/S	3,300	573
* William Demant A/S	5,500	484
Trygvesta A/S	5,738	472
* GN Store Nord A/S	32,367	455
Coloplast A/S B Shares	5,050	426
Sydbank A/S	6,532	349
FLS Industries A/S B Shares	5,099	343
Codan A/S	3,585	337
H. Lundbeck A/S	10,918	253
D/S Torm A/S	3,635	249
Bang & Olufsen A/S B Shares	1,709	210
NKT Holding A/S	2,140	170
East Asiatic Co. A/S	1,950	93

		18,071

Finland (1.5%)
Nokia Oyj	618,382	14,199
Sampo Oyj A Shares	68,172	2,070
Fortum Oyj	66,615	1,933
UPM-Kymmene Oyj	74,132	1,887
Stora Enso Oyj R Shares	84,345	1,460
Metso Oyj	21,140	1,114
YIT Oyj	23,762	819
Kone Oyj	13,770	783
Elisa Oyj Class A	24,243	700
Kesko Oyj	12,660	676
Neste Oil Oyj	19,581	672
Rautaruuki Oyj	14,370	667
Wartsila Oyj B Shares	10,675	661
Outokumpu Oyj A Shares	16,600	569
Nokian Renkaat Oyj	20,490	561
Cargotec Corp.	7,817	471
KCI Konecranes Oyj	12,550	421
SanomaWSOY Oyj	14,124	419
OKO Bank (Osuuspankkien Keskuspankki Oyj)	23,369	397
Uponor Oyj	11,190	395
TietoEnator Oyj B Shares	12,255	355
* Orion Oyj	14,600	351
Amer Sports Oyj A Shares	13,971	305

		31,885

France (9.6%)
Total SA	338,816	23,587
Sanofi-Aventis	159,632	13,841
BNP Paribas SA	130,809	13,634
AXA	257,073	10,894
Societe Generale Class A	57,673	9,937
Suez SA	157,260	8,302
Vivendi SA	175,869	7,143
France Telecom SA	264,272	6,978
Carrefour SA	91,109	6,655
Groupe Danone	37,742	6,153
Vinci SA	31,586	4,908
Cie. de St. Gobain SA	50,083	4,900
L'Air Liquide SA (Registered)	19,404	4,706
L'Oreal SA	43,037	4,684
Schneider Electric SA	36,035	4,577
LVMH Louis Vuitton Moet Hennessy	38,339	4,243
Credit Agricole SA	103,455	4,030
Lafarge SA	23,967	3,752
Renault SA	29,973	3,500
Veolia Environnement	41,868	3,105
Pernod Ricard SA	14,698	2,978
Accor SA	29,723	2,834
Alcatel-Lucent	237,159	2,792
Bouygues SA	31,389	2,423
Unibail Co.	7,520	2,278
Compagnie Generale des Etablissements Michelin SA	20,561	2,265
* Alstom	17,052	2,209
STMicroelectronics NV	111,604	2,141
Essilor International SA	16,142	1,850
PSA Peugeot Citroen	25,018	1,758
Pinault-Printemps-Redoute SA	10,912	1,746
Cap Gemini SA	22,630	1,716
Alcatel-Lucent ADR	132,540	1,567
Lagardere S.C.A	19,399	1,499
Vallourec SA	5,442	1,394
Gaz de France	29,901	1,392
Technip SA	16,283	1,180
Hermes International	8,560	1,180
Sodexho Alliance SA	13,812	1,010
Air France	21,985	1,002
CNP Assurances	8,207	957
Publicis Groupe SA	17,601	847
Neopost SA	5,751	821
* Atos Origin SA	11,703	785
Valeo SA	13,246	776
Etablissements Economiques du Casino Guichard-Perrachon SA	6,794	686
Klepierre	3,503	676
Thomson SA	33,816	649
Safran SA	25,976	635
Thales SA	10,538	612
Societe Television Francaise 1	17,999	601
* Business Objects SA	16,537	598
Gecina SA	2,680	498
Imerys SA	5,239	486
Dassault Systemes SA	8,703	466
PagesJaunes SA	20,708	450
Zodiac SA	5,969	428
SCOR SA	12,325	332
Societe des Autoroutes Paris-Rhin-Rhone	3,192	290
* Schneider Electric SA	2,119	260
Societe BIC SA	3,486	243
M6 Metropole Television	5,568	204

		199,043

Germany (7.7%)
Siemens AG	129,893	13,863
Allianz AG	66,386	13,534
E.On AG	97,247	13,192
DaimlerChrysler AG (Registered)	140,435	11,449
Deutsche Bank AG	81,653	10,956
BASF AG	74,273	8,328
Deutsche Telekom AG	443,527	7,319
RWE AG	67,742	7,136
Bayer AG	110,919	7,077
SAP AG	133,574	5,933
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	32,974	5,564
Commerzbank AG	96,259	4,237
Volkswagen AG	27,574	4,124
Deutsche Post AG	124,859	3,756
Deutsche Boerse AG	16,261	3,713
ThyssenKrupp AG	56,822	2,811
Continental AG	21,227	2,734
Man AG	20,554	2,389
Porsche AG	1,310	1,999
Linde AG	18,446	1,979
Metro AG	26,887	1,898
Adidas AG	34,126	1,856
* Infineon Technologies AG	116,231	1,804
Volkswagen AG Pfd.	16,019	1,637
Henkel KGaA	10,039	1,483
Fresenius Medical Care AG	9,715	1,411
Hypo Real Estate Holding AG	21,377	1,360
Deutsche Postbank AG	14,228	1,236
Merck KGaA	8,727	1,123
Salzgitter AG	7,229	1,055
Deutsche Lufthansa AG	36,958	1,001
TUI AG	38,488	948
Celesio AG	12,617	790
IVG Immobilien AG	16,070	771
Beiersdorf AG	11,255	768
Hochtief AG	7,322	741
Altana AG	11,131	721
Puma AG	1,921	700
Rheinmetall AG	6,594	613
RWE AG Pfd.	5,800	574
Wincor Nixdorf AG	5,806	543
Solarworld AG	6,920	534
* Karstadt Quelle AG	12,841	471
Bilfinger Berger AG	4,886	445
Heidelberger Druckmaschinen AG	9,407	430
* Qiagen NV	25,272	428
Douglas Holding AG	6,424	376
ProSieben Sat.1 Media AG	10,486	371
MLP AG	12,451	313
Suedzucker AG	12,234	233
* Premier AG	4,227	92

		158,819

Greece (0.7%)
National Bank of Greece SA	54,616	2,879
Alpha Credit Bank SA	53,008	1,667
* Hellenic Telecommunication Organization SA	53,202	1,446
Greek Organization of Football Prognostics	36,892	1,397
EFG Eurobank Ergasias	30,136	1,221
Bank of Piraeus	30,893	1,067
Coca-Cola Hellenic Bottling Co. SA	20,007	841
Cosmote Mobile Communications SA	20,390	608
Public Power Corp.	18,490	452
Hellenic Technodomiki Tev SA	28,696	418
Hellenic Petroleum SA	26,280	372
Viohalco, Hellenic Copper & Aluminum Industry SA	24,250	371
Titan Cement Co. SA	6,400	343
Motor Oil (Hellas) Corinth Refineries SA	11,690	324
Hellenic Exchanges SA	11,100	252
Folli-Follie SA	5,120	178
* Intracom SA	31,280	165
Technical Olympic SA	32,950	69

		14,070

Hong Kong (1.8%)
Cheung Kong Holdings Ltd.	243,500	3,078
Hutchison Whampoa Ltd.	304,512	2,924
Sun Hung Kai Properties Ltd.	223,064	2,578
CLP Holdings Ltd.	263,232	1,923
Hang Seng Bank Ltd.	126,043	1,790
Swire Pacific Ltd. A Shares	155,698	1,746
Hong Kong Exchanges & Clearing Ltd.	173,000	1,680
Esprit Holdings Ltd.	139,972	1,640
Boc Hong Kong Holdings Ltd.	614,000	1,486
Bank of East Asia Ltd.	240,949	1,401
Li & Fung Ltd.	378,835	1,185
Hong Kong & China Gas Co., Ltd.	502,177	1,121
Hang Lung Properties Ltd.	396,700	1,101
* Foxconn International Holdings Ltd.	355,000	1,079
New World Development Co., Ltd.	454,750	1,027
Hong Kong Electric Holdings Ltd.	188,600	967
Henderson Land Development Co. Ltd.	158,006	921
Wharf Holdings Ltd.	223,215	825
Sino Land Co.	275,000	590
Kerry Properties Ltd.	100,000	513
* Hutchison Telecommunications International Ltd.	240,000	485
Kingboard Chemical Holdings Ltd.	113,000	474
Wing Hang Bank Ltd.	38,500	474
Yue Yuen Industrial (Holdings) Ltd.	135,000	457
MTR Corp.	179,500	448
Hopewell Holdings Ltd.	114,000	444
Cathay Pacific Airways Ltd.	164,170	418
PCCW Ltd.	687,000	412
Shangri-La Asia Ltd.	163,059	404
* Hysan Development Co., Ltd.	140,000	379
* Shui On Land Ltd.	425,500	351
Shun Tak Holdings Ltd.	252,000	334
ASM Pacific Technology Ltd.	47,000	277
Giordano International Ltd.	545,000	265
Techtronic Industries Co., Ltd.	209,000	251
Orient Overseas International Ltd.	25,300	234
Cheung Kong Infrastructure Holdings Ltd.	59,000	205
Texwinca Holdings Ltd.	294,000	198
Television Broadcasts Ltd.	29,000	181
Johnson Electric Holdings Ltd.	200,998	133
Solomon Systech International Ltd.	840,000	132
Melco International Development Corp.	55,000	99

		36,630

Ireland (0.8%)
Allied Irish Banks PLC	137,734	4,069
CRH PLC	79,585	3,399
Bank of Ireland	147,906	3,162
Irish Life & Permanent PLC	37,932	1,037
* Elan Corp. PLC	72,494	939
Kerry Group PLC A Shares	24,705	684
* Grafton Group PLC	41,053	615
C&C Group PLC	36,631	557
* Ryanair Holdings PLC	70,564	545
Independent News & Media PLC	113,866	516
IAWS Group PLC	19,285	446
DCC PLC	11,356	398
Kingspan Group PLC	13,404	354
Paddy Power PLC	9,665	255
* Total Produce PLC	108,801	120
Greencore Group PLC	13,017	80

		17,176

Italy (3.8%)
Eni SpA	405,926	13,163
Unicredito Italiano SpA	1,211,470	11,495
Intesa Sanpaolo SpA	1,095,633	8,298
Enel SpA	678,373	7,239
Assicurazioni Generali SpA	144,499	6,133
Telecom Italia SpA	1,683,578	4,793
Unione Di Banche Italiane ScpA	91,238	2,697
Telecom Italia SpA RNC	969,068	2,389
* Fiat SpA	89,018	2,249
Capitalia SpA	244,117	2,200
Mediobanca Banca di Credito Finanziaria SpA	79,282	1,761
Banco Popolare di Verona e Novara Scarl SpA	53,148	1,650
Mediaset SpA	120,910	1,316
Autostrade SpA	38,886	1,247
Finmeccanica SpA	40,095	1,201
Intesa Sanpaolo SpA Non Convertible Risp	157,019	1,171
Banca Monte dei Paschi di Siena SpA	176,353	1,102
Banca Popolare di Milano SpA	70,120	1,084
Snam Rete Gas SpA	168,412	1,069
Alleanza Assicurazioni SpA	75,380	961
Terna SpA	222,193	824
Pirelli & C. Accomandita per Azioni SpA	561,955	619
Luxottica Group SpA	17,005	541
Lottomatica SpA	12,479	496
Fondiaria - Sai SpA	10,670	489
Mediolanum SpA	54,902	444
Autogrill SpA	22,086	422
Seat Pagine Gialle SpA	655,900	403
Mondadori (Arnoldo) Editore SpA	29,751	310
Compagnia Assicuratrice Unipol SpA	84,705	309
Italcementi SpA	8,752	262
Gruppo Editoriale L'Espresso SpA	48,624	259
Bulgari SpA	13,389	193
Benetton Group SpA	4,600	75
* Tiscali SpA	17,212	65
* Parmalat Finanziaria SpA	34,147	—

		78,929

Japan (22.4%)
Toyota Motor Corp.	447,487	28,600
Mitsubishi UFJ Financial Group	1,345	15,119
Mizuho Financial Group, Inc.	1,489	9,546
Sumitomo Mitsui Financial Group, Inc.	1,030	9,310
Takeda Pharmaceutical Co. Ltd.	139,894	9,142
Canon, Inc.	168,333	9,021
Honda Motor Co., Ltd.	246,400	8,569
Sony Corp.	156,500	7,894
Nippon Steel Corp.	964,000	6,756
Tokyo Electric Power Co.	192,270	6,550
Mitsubishi Estate Co., Ltd.	186,000	6,071
Matsushita Electric Industrial Co., Ltd.	297,153	5,977
Nomura Holdings Inc.	280,800	5,810
JFE Holdings, Inc.	88,500	5,215
NTT DoCoMo, Inc.	2,808	5,163
Mitsubishi Corp.	208,650	4,807
Mitsui & Co., Ltd.	245,000	4,602
Nintendo Co.	15,700	4,546
Millea Holdings, Inc.	115,400	4,244
East Japan Railway Co.	545	4,231
Hitachi Ltd.	539,000	4,181
Nippon Telegraph and Telephone Corp.	776	4,091
Seven and I Holdings Co., Ltd.	130,520	3,949
Mitsui Fudosan Co., Ltd.	135,000	3,939
Nissan Motor Co., Ltd.	361,200	3,851
Shin-Etsu Chemical Co., Ltd.	61,800	3,753
Astellas Pharma Inc.	86,214	3,698
Chubu Electric Power Co.	106,900	3,666
Kansai Electric Power Co., Inc.	123,550	3,548
Japan Tobacco, Inc.	721	3,528
Daiichi Sankyo Co., Ltd.	110,263	3,368
Sumitomo Metal Industries Ltd.	648,000	3,337
Mitsubishi Heavy Industries Ltd.	517,000	3,327
Fuji Photo Film Co., Ltd.	77,900	3,180
KDDI Corp.	392	3,112
Sumitomo Corp.	173,000	3,094
Sharp Corp.	161,000	3,090
Toshiba Corp.	458,000	3,044
Mitsubishi Electric Corp.	286,000	2,933
Denso Corp.	79,300	2,930
Komatsu Ltd.	140,000	2,926
Softbank Corp.	113,300	2,896
Central Japan Railway Co.	254	2,878
Fanuc Co., Ltd.	29,000	2,682
Daiwa Securities Group Inc.	219,000	2,627
Kyocera Corp.	26,900	2,522
T & D Holdings, Inc.	35,250	2,416
Itochu Corp.	243,000	2,395
Sumitomo Realty & Development Co.	62,000	2,337
Mitsui Sumitomo Insurance Co.	181,880	2,270
Ricoh Co.	101,000	2,262
Murata Manufacturing Co., Ltd.	29,400	2,131
Kao Corp.	70,401	2,054
Aeon Co., Ltd.	103,373	2,046
Nikko Securities Co., Ltd.	142,087	2,014
Eisai Co., Ltd.	41,900	2,004
Asahi Glass Co., Ltd.	143,035	2,003
Hoya Corp.	60,700	2,001
Bridgestone Corp.	100,631	1,996
Resona Holdings Inc.	742	1,984
Sumitomo Trust & Banking Co., Ltd.	186,000	1,926
Tokyo Gas Co., Ltd.	346,000	1,919
Sumitomo Chemical Co.	248,000	1,865
Fujitsu Ltd.	281,000	1,861
Kirin Brewery Co., Ltd.	128,000	1,844
Sumitomo Electric Industries Ltd.	121,000	1,829
TDK Corp.	20,900	1,806
Tohoku Electric Power Co.	70,000	1,771
Sumitomo Metal Mining Co.	92,000	1,765
Kyushu Electric Power Co., Inc.	62,200	1,764
NEC Corp.	317,400	1,693
Mitsubishi Chemical Holdings Corp.	198,500	1,684
Mitsui OSK Lines Ltd.	152,000	1,680
Nippon Oil Corp.	207,000	1,668
Kubota Corp.	186,000	1,619
Tokyo Electron Ltd.	22,900	1,592
Kobe Steel Ltd.	389,000	1,560
Secom Co., Ltd.	33,500	1,545
Dai-Nippon Printing Co., Ltd.	97,000	1,519
Sompo Japan Insurance Inc.	120,000	1,487
Asahi Kasei Corp.	201,000	1,454
Rohm Co., Ltd.	16,100	1,454
Nippon Yusen Kabushiki Kaisha Co.	182,000	1,453
Keyence Corp.	6,471	1,453
Daiwa House Industry Co., Ltd.	89,000	1,451
Marubeni Corp.	240,000	1,451
Sekisui House Ltd.	90,859	1,408
Daikin Industries Ltd.	40,100	1,388
West Japan Railway Co.	296	1,362
Bank of Yokohama Ltd.	183,000	1,358
Electric Power Development Co., Ltd.	27,040	1,356
Toray Industries, Inc.	186,000	1,336
Nippon Mining Holdings Inc.	153,000	1,309
Olympus Corp.	38,000	1,294
Yamada Denki Co., Ltd.	13,600	1,259
Inpex Holdings, Inc.	143	1,230
SMC Corp.	9,100	1,214
Ajinomoto Co., Inc.	105,000	1,203
Osaka Gas Co., Ltd.	309,000	1,195
Shiseido Co., Ltd.	58,000	1,174
Shinsei Bank, Ltd.	245,014	1,169
Asahi Breweries Ltd.	72,900	1,165
Hankyu Corp.	192,304	1,160
Chugai Pharmaceutical Co., Ltd.	45,500	1,146
Nitto Denko Corp.	24,300	1,137
Terumo Corp.	29,200	1,131
Aisin Seiki Co., Ltd.	32,200	1,123
NTT Data Corp.	222	1,122
Tokyu Corp.	144,000	1,117
Chiba Bank Ltd.	126,000	1,105
Mitsui Trust Holding Inc.	110,100	1,080
Ibiden Co., Ltd.	20,600	1,062
Advantest Corp.	24,000	1,061
Shizuoka Bank Ltd.	98,000	1,038
Nidec Corp.	15,600	999
Mitsui Chemicals, Inc.	111,000	965
NGK Insulators Ltd.	47,000	962
JS Group Corp.	44,412	959
Omron Corp.	35,500	951
Credit Saison Co., Ltd.	28,900	946
Dentsu Inc.	332	924
Nippon Electric Glass Co., Ltd.	52,500	915
Yamaha Motor Co., Ltd.	32,800	914
Kintetsu Corp.	280,190	879
Hokkaido Electric Power Co., Ltd.	32,900	871
Bank of Fukuoka, Ltd.	108,000	860
Toppan Printing Co., Ltd.	82,000	852
Tokyu Land Corp.	75,000	850
Nippon Express Co., Ltd.	136,000	849
Toyota Tsusho Corp.	33,293	845
Sumitomo Heavy Industries Ltd.	83,000	822
Yamato Holdings Co., Ltd.	51,000	819
Odakyu Electric Railway Co.	112,000	816
Takefuji Corp.	20,340	813
Ishikawajima-Harima Heavy Industries Co.	195,000	806
Konica Minolta Holdings, Inc.	61,500	804
Nikon Corp.	38,000	796
Shionogi & Co., Ltd.	44,000	789
Leopalace21 Corp.	23,900	788
Tokyo Tatemono Co., Ltd.	52,000	780
Casio Computer Co.	35,800	779
Yahoo Japan Corp.	2,197	754
Makita Corp.	20,000	739
Japan Steel Works Ltd.	61,513	735
Matsushita Electric Works, Ltd.	64,000	730
Tobu Railway Co., Ltd.	149,000	713
Sumco Corp.	17,060	705
Keio Electric Railway Co., Ltd.	101,000	699
Kawasaki Heavy Industries Ltd.	166,000	699
Daito Trust Construction Co., Ltd.	14,900	697
Joyo Bank Ltd.	111,000	689
Nisshin Steel Co.	160,000	686
Hirose Electric Co., Ltd.	5,700	681
Tokuyama Corp.	39,000	678
OJI Paper Co., Ltd.	126,000	666
Nissin Food Products Co., Ltd.	18,000	658
Hokuhoku Financial Group, Inc.	191,100	655
SBI Holdings, Inc.	1,721	649
Toyo Seikan Kaisha Ltd.	31,900	640
Kajima Corp.	126,000	639
NSK Ltd.	67,000	636
Citizen Watch Co., Ltd.	67,900	635
Keihin Electric Express Railway Co., Ltd.	83,000	634
TonenGeneral Sekiyu K.K	57,000	634
Nomura Research Institute, Ltd.	21,500	631
Shimizu Corp.	103,000	628
Ohbayashi Corp.	97,000	622
Acom Co., Ltd.	14,170	600
Sapporo Hokuyo Holdings, Inc.	60	599
Kyowa Hakko Kogyo Co.	65,000	599
Yamaha Corp.	26,900	597
Fast Retailing Co., Ltd.	7,700	594
Oriental Land Co., Ltd.	10,000	593
* Elpida Memory Inc.	15,300	590
Taisho Pharmaceutical Co.	32,000	585
Mitsubishi Gas Chemical Co.	61,000	582
Showa Denko K.K	155,000	579
NGK Spark Plug Co.	31,000	577
Nippon Paper Group, Inc.	162	574
Tanabe Seiyaku Co., Ltd.	42,000	571
Sega Sammy Holdings Inc.	24,488	570
Kawasaki Kisen Kaisha Ltd.	60,000	568
Mitsubishi Materials Corp.	120,000	567
Takashimaya Co.	45,860	562
Namco Bandai Holdings Inc.	35,600	552
Gunma Bank Ltd.	78,000	550
Teijin Ltd.	98,000	550
Rakuten, Inc.	1,154	546
Promise Co., Ltd.	14,567	546
Taiheiyo Cement Corp.	124,000	545
Mitsubishi Securities Co., Ltd.	48,000	544
Furukawa Electric Co.	88,000	534
Shinko Securities Co., Ltd.	105,000	528
NTN Corp.	61,000	526
JSR Corp.	22,900	525
CSK Corp.	12,400	517
Aiful Corp.	16,500	508
Toto Ltd.	50,000	499
Marui Co., Ltd.	40,700	496
Stanley Electric Co.	24,500	496
Bank of Kyoto Ltd.	43,000	491
Kuraray Co., Ltd.	45,000	483
Taisei Corp.	131,000	483
Isetan Co.	27,800	483
All Nippon Airways Co., Ltd.	123,000	482
Chiyoda Corp.	22,000	480
Uny Co., Ltd.	35,000	478
THK Co., Inc.	20,200	473
Yokogawa Electric Corp.	31,000	472
Mitsubishi Rayon Co., Ltd.	71,000	470
Lawson Inc.	12,000	460
JTEKT Corp.	26,100	455
Amada Co., Ltd.	40,000	455
Mitsui Mining & Smelting Co., Ltd.	82,000	448
Susuken Co., Ltd.	12,660	447
Uni-Charm Corp.	7,100	447
SBI E*Trade Securities Co., Ltd.	353	446
Fuji Electric Holdings Co., Ltd.	96,000	443
Seiko Epson Corp.	15,100	442
Mitsubishi Logistics Corp.	26,000	440
The Suruga Bank, Ltd.	34,000	440
Nisshin Seifun Group Inc.	42,900	435
Taiyo Yuden Co., Ltd.	21,000	435
The Nishi-Nippon City Bank, Ltd.	98,000	432
Daimaru, Inc.	33,000	426
Benesse Corp.	11,500	426
Keisei Electric Railway Co., Ltd.	66,000	425
JGC Corp.	26,000	424
Shimamura Co., Ltd.	3,800	416
JAFCO Co., Ltd.	7,500	412
Sankyo Co., Ltd.	9,400	411
Sumitomo Titanium Corp.	3,714	410
Kikkoman Corp.	32,000	408
* Sanyo Electric Co., Ltd.	240,000	408
Sekisui Chemical Co.	51,000	404
77 Bank Ltd.	62,000	403
Tosoh Corp.	78,000	401
Kamigumi Co., Ltd.	46,000	394
Trend Micro Inc.	14,500	394
* Japan Airlines System Co.	189,000	392
* Haseko Corp.	106,922	389
Yakult Honsha Co., Ltd.	15,200	387
Nitori Co., Ltd.	7,800	387
Onward Kashiyama Co., Ltd.	27,000	374
Pioneer Corp.	28,300	368
Toyobo Ltd.	124,000	368
Santen Pharmaceutical Co., Ltd.	14,200	364
Shimano, Inc.	11,700	360
Obic Co., Ltd.	1,800	354
MEDICEO Holdings Co., Ltd.	18,500	351
Fujikura Ltd.	50,000	350
Nisshinbo Industries, Inc.	28,000	349
Aeon Credit Service Co. Ltd.	20,610	345
Dai-Nippon Ink & Chemicals, Inc.	86,000	340
Toyoda Gosei Co., Ltd.	14,400	339
Sumitomo Bakelite Co. Ltd.	47,000	338
Mabuchi Motor Co.	5,400	333
Sumitomo Rubber Industries Ltd.	30,000	327
Alps Electric Co., Ltd.	28,000	326
Ube Industries Ltd.	103,000	325
Dowa Mining Co. Ltd.	32,000	323
Oracle Corp. Japan	6,700	321
Otsuka Corp.	3,360	320
Mitsui Engineering & Shipbuilding Co., Ltd.	76,000	320
Showa Shell Sekiyu K.K	26,100	318
Central Glass Co., Ltd.	46,000	310
Shimachu Co.	10,400	307
Kaneka Corp.	32,000	304
* Sojitz Holdings Corp.	72,600	301
Dai-Nippon Screen Manufacturing Co., Ltd.	40,000	301
NOK Corp.	17,800	301
Denki Kagaku Kogyo K.K	64,000	299
Mitsukoshi, Ltd.	65,000	297
Hitachi Construction Machinery Co.	11,000	296
OSG Corp.	19,541	295
Mitsumi Electric Co., Ltd.	8,900	293
Hakuhodo DY Holdings Inc.	4,200	293
Tokai Rika Co., Ltd.	12,400	293
SFCG Co., Ltd.	1,650	292
Meiji Seika Kaisha Ltd.	63,000	291
Fuji Television Network, Inc.	126	291
Wacoal Corp.	23,000	290
Nippon Shokubai Co., Ltd.	27,000	290
ZEON Corp.	28,000	287
Toho Co., Ltd.	14,700	285
Kokuyo Co., Ltd.	21,600	285
Konami Corp.	10,700	285
Shinko Electric Industries Co., Ltd.	12,573	282
Nippon Sheet Glass Co., Ltd.	54,000	282
Hino Motors, Ltd.	53,000	281
EDION Corp.	20,114	279
* K.K. DaVinci Advisors	259	275
Seino Transportation Co., Ltd.	29,000	273
Canon Sales Co. Inc.	13,000	271
Nippon Sanso Corp.	30,000	270
NHK Spring Co.	27,000	270
Ushio Inc.	14,000	269
Kurita Water Industries Ltd.	11,100	267
Hitachi Chemical Co., Ltd.	11,400	267
FamilyMart Co., Ltd.	9,500	263
Sanwa Shutter Corp.	42,000	260
Daifuku Co., Ltd.	18,000	260
The Goodwill Group, Inc.	331	259
Matsui Securities Co., Ltd.	29,500	257
House Foods Industry Corp.	15,000	255
Asics Corp.	22,596	252
Kose Corp.	8,320	245
Glory Ltd.	12,500	242
Kinden Corp.	27,000	241
Hitachi Capital Corp.	12,100	240
Ebara Corp.	51,000	240
Nissan Chemical Industries, Ltd.	18,000	231
Nippon Kayaku Co., Ltd.	28,000	230
Itochu Techno-Science Corp.	4,800	229
Tokyo Broadcasting System, Inc.	6,200	228
Minebea Co., Ltd.	37,000	228
Circle K Sunkus Co., Ltd.	12,200	227
Sapporo Holdings Ltd.	32,000	224
* Access Co., Ltd.	50	223
Gunze Ltd.	38,000	220
Toda Corp.	46,000	220
Nippon Meat Packers, Inc.	18,000	219
Coca-Cola West Japan Co., Ltd.	9,900	214
Daido Steel Co., Ltd.	33,000	213
Kaken Pharmaceutical Co.	26,000	211
Aoyama Trading Co., Ltd.	6,600	209
Ito En, Ltd.	6,200	201
Asatsu-DK Inc.	6,400	201
TIS Inc.	8,400	199
Daicel Chemical Industries Ltd.	29,000	197
Toyo Suisan Kaisha, Ltd.	10,000	196
Meiji Dairies Corp.	25,000	196
Hankyu Department Stores, Inc.	21,000	194
Q.P. Corp.	21,400	194
Nishimatsu Construction Co.	59,000	190
Katokichi Co., Ltd.	30,200	189
Aderans Co. Ltd.	7,800	189
Kansai Paint Co., Ltd.	22,000	187
Amano Corp.	15,000	182
Ryohin Keikaku Co., Ltd.	2,900	182
USS Co., Ltd.	2,780	181
Yaskawa Electric Corp.	15,000	177
ARRK Corp.	14,343	173
Hikari Tsushin, Inc.	3,800	172
Index Holdings	332	172
Comsys Holdings Corp.	16,000	171
Nichirei Corp.	29,000	169
Sanken Electric Co., Ltd.	16,000	167
eAccess Ltd.	251	166
* Oki Electric Industry Co. Ltd.	86,000	165
Komori Corp.	7,000	162
* NEC Electronics Corp.	6,400	154
Net One Systems Co., Ltd.	130	154
Tokyo Style Co.	14,000	153
Rinnai Corp.	5,700	151
Round One Corp.	73	147
Takara Holdings Inc.	20,000	141
Alfresa Holdings Corp.	2,200	139
Meitec Corp.	4,300	138
Tokyo Steel Manufacturing Co.	9,200	135
Sumitomo Osaka Cement Co., Ltd.	45,000	134
Hitachi High-Technologies Corp.	4,851	132
Nippon Light Metal Co.	46,000	130
Yamazaki Baking Co., Ltd.	14,000	127
Hitachi Cable Ltd.	22,000	125
Okumura Corp.	21,000	115
Autobacs Seven Co., Ltd.	3,200	114
Matsumotokiyoshi Co., Ltd.	4,500	103
Toho Titanium Co., Ltd.	2,022	98
Fuji Soft ABC Inc.	3,200	95
Okuma Corp.	7,373	86
Tokyo Seimitsu Co., Ltd.	1,904	64
Park24 Co., Ltd.	4,222	57
Uniden Corp.	7,000	54
* Dowa Mining Co., Ltd. Rights Exp. 1/29/10	32,000	16

		463,001

Netherlands (3.9%)
ING Groep NV	293,250	12,363
ABN-AMRO Holding NV	283,079	12,155
Unilever NV	261,433	7,609
Koninklijke (Royal) Philips Electronics NV	182,340	6,926
Arcelor Mittal	120,882	6,452
Koninklijke KPN NV	306,220	4,755
Aegon NV	219,767	4,373
Akzo Nobel NV	40,095	3,035
TNT NV	64,362	2,948
* Koninklijke Ahold NV	228,135	2,669
Reed Elsevier NV	118,629	2,094
Heineken NV	37,289	1,943
* ASML Holding NV	73,913	1,823
European Aeronautic Defence and Space Co.	45,706	1,416
Rodamco Europe NV	9,275	1,289
Wolters Kluwer NV	40,487	1,210
Koninklijke Numico NV	23,521	1,209
Koninklijke DSM NV	25,889	1,158
Corio NV	7,468	678
Wereldhave NV	4,333	669
Vedior NV	27,910	620
Fugro NV	11,796	597
SBM Offshore NV	16,412	590
Randstad Holding NV	7,573	586
* Hagemeyer NV	86,573	410
Oce NV	19,479	356
Buhrmann NV	24,462	327
Getronics NV	12,395	113

		80,373

New Zealand (0.2%)
Telecom Corp. of New Zealand Ltd.	334,877	1,140
Fletcher Building Ltd.	90,140	708
Contact Energy Ltd.	62,814	413
Auckland International Airport Ltd.	186,250	321
Sky City Entertainment Group Ltd.	82,761	276
Vector Ltd.	103,077	219
Fisher & Paykel Appliances Holdings Ltd.	82,350	216
The Warehouse Group Ltd.	43,707	211
Fisher & Paykel Healthcare Corp. Ltd.	74,048	192
Sky Network Television Ltd.	42,839	167
* Tower Ltd.	100,338	161

		4,024

Norway (0.9%)
Norsk Hydro ASA	104,190	3,395
Statoil ASA	98,836	2,657
Telenor ASA	122,126	2,147
Orkla ASA	30,755	2,145
DnB NOR ASA	109,280	1,529
Yara International ASA	35,752	975
* Acergy SA	34,455	726
* Petroleum Geo-Services ASA	26,220	670
Storebrand ASA	41,200	653
Norske Skogindustrier ASA	32,914	558
* Tandberg ASA	26,900	554
Prosafe ASA	35,155	527
* SeaDrill Ltd.	29,759	476
Schibsted ASA	9,980	436
Aker Kvaerner ASA	17,595	388
* TGS Nopec Geophysical Co. ASA	16,641	376
Frontline Ltd.	9,560	332
* Marine Harvest	247,285	288
Tomra Systems ASA	23,800	169
Stolt-Nielsen SA	5,147	151
* Det Norske Oljeselskap (DNO) ASA	56,440	100
* Ocean Rig ASA	6,837	46
Ship Finance International Ltd.	1,024	28

		19,326

Portugal (0.4%)
Portugal Telecom SGPS SA	130,221	1,742
Electricidade de Portugal SA	319,713	1,716
Banco Comercial Portugues SA	360,716	1,305
Banco Espirito Santo SA	35,407	674
Brisa-Auto Estradas de Portugal SA	48,011	629
Banco BPI SA	60,871	527
Cimpor-Cimento de Portugal SA	51,319	430
Sonae SGPS SA	172,534	387
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	10,936	162
Jeronimo Martins & Filho, SGPS, SA	2,748	71

		7,643

Singapore (1.1%)
United Overseas Bank Ltd.	180,504	2,493
Singapore Telecommunications Ltd.	1,150,690	2,482
DBS Group Holdings Ltd.	175,082	2,462
Oversea-Chinese Banking Corp., Ltd.	396,300	2,345
Capitaland Ltd.	220,000	1,156
Singapore Airlines Ltd.	91,751	1,000
Keppel Corp., Ltd.	73,638	920
City Developments Ltd.	91,000	871
Singapore Exchange Ltd.	145,000	623
Singapore Technologies Engineering Ltd.	262,906	574
Sembcorp Industries Ltd.	169,660	568
Singapore Press Holdings Ltd.	189,250	548
Fraser & Neave Ltd.	162,650	545
Keppel Land Ltd.	86,000	535
Venture Corp. Ltd.	48,000	460
United Overseas Land Ltd.	126,750	425
ComfortDelGro Corp. Ltd.	297,000	389
Parkway Holdings Ltd.	166,200	358
Wing Tai Holdings Ltd.	166,000	346
Cosco Corp. Singapore Ltd.	183,000	345
SembCorp Marine Ltd.	134,000	309
Olam International Ltd.	152,000	305
Neptune Orient Lines Ltd.	140,000	298
Allgreen Properties Ltd.	235,681	271
Noble Group Ltd.	268,000	264
Singapore Post Ltd.	356,000	260
Singapore Land Ltd.	36,000	250
SMRT Corp. Ltd.	244,000	239
Singapore Petroleum Co. Ltd.	64,000	204
* Chartered Semiconductor Manufacturing Ltd.	152,398	145
* STATS ChipPAC Ltd.	96,000	115
Jardine Cycle N Carriage Ltd.	14,037	110
Want Want Holdings Ltd.	46,000	89
Creative Technology Ltd.	4,450	28

		22,332

Spain (4.0%)
Banco Santander Central Hispano SA	924,010	16,438
Telefonica SA	685,216	15,121
Banco Bilbao Vizcaya Argentaria SA	555,123	13,583
Endesa SA	113,097	6,065
Iberdrola SA	115,883	5,470
Repsol YPF SA	124,700	4,187
Banco Popular Espanol SA	137,575	2,836
Altadis SA	39,529	2,526
ACS, Actividades de Contruccion y Servisios, SA	39,860	2,426
Industria de Diseno Textil SA	33,484	2,084
Gas Natural SDG SA	28,128	1,319
Abertis Infraestructuras SA	38,548	1,240
Acciona SA	4,528	981
Gamesa Corporacion Tecnologica, SA	26,867	975
Union Fenosa SA	17,329	934
Sacyr Vallehermoso SA	16,412	920
Grupo Ferrovial, SA	7,992	809
Fomento de Construc y Contra SA	7,495	770
Cintra Concesiones de Infraestructuras de Transport SA	39,315	736
Acerinox SA	27,296	695
Corporacion Mapfre SA	111,180	570
Iberia (Linea Aerea Espana)	91,967	490
* Sogecable SA	9,429	391
Ebro Puleva SA	16,206	382
Indra Sistemas, SA	13,384	337
Promotora de Informaciones SA	14,190	317
Antena 3 Television	13,035	291
Sociedad General de Aguas de Barcelona SA	6,202	222
* NH Hoteles SA	8,543	196
* Zeltia SA	14,509	132

		83,443

Sweden (2.6%)
Telefonaktiebolaget LM Ericsson AB Class B	2,257,215	8,328
Nordea Bank AB	330,174	5,250
Hennes & Mauritz AB B Shares	70,796	4,055
Sandvik AB	162,105	2,873
Volvo AB B Shares	33,970	2,856
TeliaSonera AB	292,157	2,523
Skandinaviska Enskilda Banken AB A Shares	74,924	2,388
Svenska Handelsbanken AB A Shares	79,670	2,361
Svenska Cellulosa AB B Shares	31,310	1,668
Atlas Copco AB A Shares	45,957	1,520
SKF AB B Shares	69,080	1,434
Volvo AB A Shares	15,252	1,308
Scania AB Class B	16,000	1,251
Electrolux AB Series B	46,236	1,168
Skanska AB B Shares	52,268	1,159
Assa Abloy AB	45,800	1,049
Atlas Copco AB Class B Shares	29,590	939
Swedish Match AB	52,731	937
Boliden AB	37,079	815
Tele2 AB B Shares	48,688	796
Securitas AB B Shares	50,140	764
SSAB Svenskt Stal AB Series A	21,951	676
* Husqvarna AB-B Shares	37,036	610
Alfa Laval AB	11,300	582
Kungsleden AB	29,156	522
* Modern Times Group AB B Shares	8,650	503
Castellum AB	33,628	483
Getinge AB B Shares	21,000	477
Fabege AB	16,665	429
Eniro AB	33,500	421
Trelleborg AB B Shares	14,420	374
OMX AB	17,060	354
* Lundin Petroleum AB	27,000	317
D. Carnegie & Co. AB	15,200	315
Oriflame Cosmetics SA	7,807	301
Holmen AB	7,296	299
Axfood AB	7,550	297
Wihlborgs Fastigheter AB	11,680	249
SSAB Svenskt Stal AB Series B	6,966	199
Elekta AB B Shares	9,600	173
* SAS AB	9,375	172
* Securitas Systems AB B Shares	42,340	148
Billerud Aktiebolag	9,900	148
Nobia AB	3,170	130
Hoganas AB B Shares	4,800	121
* Telelogic AB	62,900	119
* Securitas Direct AB B Shares	42,340	118

		53,979

Switzerland (6.7%)
Nestle SA (Registered)	62,660	24,304
Novartis AG (Registered)	360,400	19,673
Roche Holdings AG	108,345	19,157
UBS AG	311,613	18,496
Credit Suisse Group (Registered)	181,400	12,998
Zurich Financial Services AG	22,906	6,593
ABB Ltd.	322,165	5,518
Swiss Re (Registered)	54,133	4,930
Cie. Financiere Richemont AG	79,507	4,440
Holcim Ltd. (Registered)	32,496	3,255
Syngenta AG	16,883	3,203
Swatch Group AG (Bearer)	4,764	1,256
Adecco SA (Registered)	19,779	1,252
Nobel Biocare Holding AG	3,391	1,231
Swisscom AG	3,396	1,224
Geberit AG	682	1,050
Givaudan SA	1,108	1,023
Sulzer AG (Registered)	652	911
Synthes, Inc.	7,280	897
* Logitech International SA	27,210	755
SGS Societe Generale de Surveillance Holding SA (Registered)	601	716
* OC Oerlikon Corp AG	1,152	700
Clariant AG	39,537	677
* PSP Swiss Property AG	9,719	590
Kuehne & Nagel International AG	6,709	549
CIBA Specialty Chemicals AG (Registered)	8,131	534
Schindler Holding AG	8,284	503
Rieter Holding AG	859	427
* Lonza AG (Registered)	4,428	424
Phonak Holding AG	5,080	388
Swatch Group AG (Registered)	7,181	383
SIG Holding AG	1,033	367
Straumann Holding AG	1,201	343
Kudelski SA	6,651	234
Kuoni Reisen Holding AG (Registered)	321	192
UBS AG (New York Shares)	1,482	88
* Micronas Semiconductor Holding AG	3,849	80

		139,361

United Kingdom (23.3%)
BP PLC	2,954,146	31,825
HSBC Holdings PLC	1,808,801	31,570
GlaxoSmithKline PLC	899,913	24,759
Vodafone Group PLC	8,145,034	21,707
Royal Bank of Scotland Group PLC	495,611	19,338
Royal Dutch Shell PLC Class A (Amsterdam Shares)	499,582	16,562
Barclays PLC	1,023,758	14,469
Royal Dutch Shell PLC Class B	428,575	14,211
AstraZeneca Group PLC	235,415	12,649
HBOS PLC	592,141	12,202
Anglo American PLC	223,891	11,784
Tesco PLC	1,244,715	10,857
Lloyds TSB Group PLC	889,811	9,796
Rio Tinto PLC	162,398	9,243
Diageo PLC	429,783	8,683
BHP Billiton PLC	369,152	8,175
BT Group PLC	1,302,008	7,767
British American Tobacco PLC	241,064	7,539
BG Group PLC	521,852	7,503
National Grid Transco PLC	420,531	6,614
Aviva PLC	405,853	5,977
Unilever PLC	198,130	5,964
Prudential PLC	384,217	5,411
Reckitt Benckiser PLC	97,185	5,051
Xstrata PLC	94,815	4,853
Imperial Tobacco Group PLC	107,680	4,814
BAE Systems PLC	504,402	4,557
Cadbury Schweppes PLC	334,397	4,284
Centrica PLC	558,013	4,243
Scottish & Southern Energy PLC	132,885	4,030
Scottish Power PLC	227,255	3,577
Marks & Spencer Group PLC	269,361	3,576
Legal & General Group PLC	1,044,380	3,267
Land Securities Group PLC	75,546	3,182
Man Group PLC	287,389	3,132
SABMiller PLC	132,593	2,909
Alliance Boots PLC	134,427	2,709
Old Mutual PLC	826,628	2,669
Rolls-Royce Group PLC	269,874	2,624
WPP Group PLC	173,200	2,621
British Land Co., PLC	85,175	2,561
J. Sainsbury PLC	235,347	2,538
Royal Dutch Shell PLC Class A	71,607	2,374
Pearson PLC	132,993	2,281
Reed Elsevier PLC	185,417	2,214
Wolseley PLC	93,994	2,202
Gallaher Group PLC	98,543	2,189
Standard Life PLC	347,871	2,162
United Utilities PLC	145,276	2,157
Kingfisher PLC	389,498	2,131
Compass Group PLC	297,773	1,988
Experian Group Ltd.	165,166	1,903
British Sky Broadcasting Group PLC	167,165	1,852
Smiths Group PLC	91,849	1,851
Hanson Building Materials PLC	110,055	1,770
3i Group PLC	78,289	1,749
Next PLC	38,359	1,693
International Power PLC	217,194	1,692
Reuters Group PLC	183,816	1,684
Smith & Nephew PLC	132,244	1,677
Imperial Chemical Industries PLC	169,114	1,657
Hammerson PLC	48,180	1,642
Corus Group PLC	133,379	1,587
Scottish & Newcastle PLC	134,425	1,587
Royal & Sun Alliance Insurance Group PLC	464,316	1,478
Carnival PLC	29,758	1,432
Amvescap PLC	129,520	1,424
ITV PLC	645,820	1,385
Capita Group PLC	97,906	1,312
Intercontinental Hotels Group, PLC	52,822	1,302
Home Retail Group	146,685	1,283
Slough Estates PLC	82,848	1,274
Cable and Wireless PLC	385,426	1,264
Enterprise Inns PLC	94,850	1,246
Persimmon PLC	44,554	1,230
Yell Group PLC	104,176	1,225
Liberty International PLC	47,118	1,155
Whitbread PLC	31,032	1,152
Resolution PLC	93,158	1,133
Kelda Group PLC	60,129	1,109
Rexam PLC	101,570	1,098
Friends Provident PLC	281,626	1,065
DSG International PLC	315,602	1,056
Severn Trent PLC	36,450	1,025
The Sage Group PLC	193,564	982
Rentokil Initial PLC	304,885	977
Johnson Matthey PLC	30,754	954
GKN PLC	126,697	947
Mitchells & Butlers PLC	59,558	918
Punch Taverns PLC	37,210	911
ICAP PLC	85,148	886
Burberry Group PLC	68,427	877
* British Airways PLC	90,559	865
Ladbrokes PLC	107,378	851
Barratt Developments PLC	36,570	792
Investec PLC	60,483	781
Provident Financial PLC	48,948	773
Cobham PLC	177,468	730
Bunzl PLC	51,339	725
Tomkins PLC	138,432	724
* Invensys PLC	126,084	719
IMI PLC	62,639	713
United Business Media PLC	45,170	703
Hays PLC	228,327	701
William Hill PLC	55,450	692
ARM Holdings PLC	262,964	691
Tate & Lyle PLC	61,059	690
Group 4 Securicor PLC	174,386	688
FirstGroup PLC	52,783	688
Taylor Woodrow PLC	71,389	686
George Wimpey PLC	54,763	682
Serco Group PLC	70,937	640
London Stock Exchange PLC	25,992	639
Schroders PLC	25,683	638
Inchcape PLC	55,482	622
Signet Group PLC	250,538	617
LogicaCMG PLC	176,033	615
EMAP PLC	40,543	603
BP PLC ADR	9,184	595
National Express Group PLC	23,846	591
Trinity Mirror PLC	56,023	583
Bellway PLC	18,332	572
Kesa Electricals PLC	85,308	567
Travis Perkins PLC	14,182	560
Daily Mail and General Trust PLC	34,989	558
Cattles PLC	65,213	524
Electrocomponents PLC	91,870	520
Great Portland Estates PLC	32,480	495
Meggitt PLC	84,290	493
EMI Group PLC	109,604	491
* Charter PLC	28,033	489
Bovis Homes Group PLC	21,511	487
Amec PLC	46,300	482
BBA Aviation PLC	84,329	465
Tullett Prebon PLC	47,667	452
Balfour Beatty PLC	47,969	450
Close Brothers Group PLC	22,628	449
Cookson Group PLC	34,817	425
Intertek Testing Services PLC	23,736	422
* The Berkeley Group Holdings PLC	13,604	419
Arriva PLC	27,388	400
First Choice Holidays PLC	70,436	398
De La Rue Group PLC	28,071	394
Michael Page International PLC	35,619	375
Biffa PLC	54,636	369
Aegis Group PLC	118,779	349
FKI PLC	139,806	320
Premier Farnell PLC	79,136	317
* Collins Stewart PLC	61,898	309
Stagecoach Group PLC	84,745	299
Aggreko PLC	29,981	297
Rank Group PLC	74,184	297
* CSR PLC	23,258	295
Misys PLC	59,036	277
HMV Group PLC	116,588	254
Carphone Warehouse PLC	46,278	253
The Davis Service Group PLC	20,506	235
* Galiform PLC	64,913	198
SSL International PLC	20,805	163
WPP Group PLC ADR	2,004	152
Scottish Power PLC ADR	1,841	116
* Meggit PLC-Rights Exp. 4/14/07	42,145	82
PartyGaming PLC	70,103	71

		481,521

Total Investments (99.9%)
(Cost $1,366,418)		2,066,411

Other Assets and Liabilities—Net (0.1%)		1,663

Net Assets (100%)		2,068,074

* Non-income-producing security.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $1,366,424,000. Net unrealized appreciation of investment securities for tax purposes was $699,987,000, consisting of unrealized gains of $714,915,000 on securities that had risen in value since their purchase and $14,928,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.